UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2025

Nuveen Minnesota Intermediate Municipal Bond Fund
Class A Shares/FAMAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.81%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 2.54% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  An overweight to the life-care and nursing-home bond sectors.

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  Top detractors from relative performance

•  An overweight to bonds with durations of eight years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.54%	0.63%	1.77%

Class A Shares at maximum sales charge (Offering Price)	(0.57)%	0.03%	1.46%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$319,080,735

Total number of portfolio holdings	272

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,585,946

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678713_AR_0525 4574037

3

Annual Shareholder Report May 31, 2025

Nuveen Minnesota Intermediate Municipal Bond Fund
Class C Shares/NIBCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$162	1.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 1.73% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  An overweight to the life-care and nursing-home bond sectors.

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  Top detractors from relative performance

•  An overweight to bonds with durations of eight years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.73%	(0.15)%	1.12%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$319,080,735

Total number of portfolio holdings	272

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,585,946

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693100_AR_0525 4574037

3

Annual Shareholder Report May 31, 2025

Nuveen Minnesota Intermediate Municipal Bond Fund
Class I Shares/FAMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 2.74% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  An overweight to the life-care and nursing-home bond sectors.

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  Top detractors from relative performance

•  An overweight to bonds with durations of eight years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.74%	0.84%	1.98%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$319,080,735

Total number of portfolio holdings	272

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,585,946

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678689_AR_0525 4574037

3

Annual Shareholder Report May 31, 2025

Nuveen Minnesota Municipal Bond Fund
Class A Shares/FJMNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$78	0.77%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 1.41% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Minnesota Index, which returned 3.01%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the nursing home bond sector.

•  Top detractors from relative performance

•  An overweight to bonds on the long end of the yield curve, particularly bonds with durations between 10 and 12 years.

•  An underweight to the single-family housing sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.41%	0.29%	1.83%

Class A Shares at maximum sales charge (Offering Price)	(2.88)%	(0.57)%	1.39%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Minnesota Index	3.01%	0.63%	1.99%

Lipper Minnesota Municipal Debt Funds Classification Average	1.25%	0.01%	1.38%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$647,342,485

Total number of portfolio holdings	388

Portfolio turnover (%)	8%

Total management fees paid for the year	$ 3,151,065

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678184_AR_0525 4574039

3

Annual Shareholder Report May 31, 2025

Nuveen Minnesota Municipal Bond Fund
Class C Shares/NTCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 0.59% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Minnesota Index, which returned 3.01%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the nursing home bond sector.

•  Top detractors from relative performance

•  An overweight to bonds on the long end of the yield curve, particularly bonds with durations between 10 and 12 years.

•  An underweight to the single-family housing sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.59%	(0.52)%	1.17%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Minnesota Index	3.01%	0.63%	1.99%

Lipper Minnesota Municipal Debt Funds Classification Average	1.25%	0.01%	1.38%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$647,342,485

Total number of portfolio holdings	388

Portfolio turnover (%)	8%

Total management fees paid for the year	$3,151,065

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693209_AR_0525 4574039

3

Annual Shareholder Report May 31, 2025

Nuveen Minnesota Municipal Bond Fund
Class I Shares/FYMNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 1.61% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Minnesota Index, which returned 3.01%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the nursing home bond sector.

•  Top detractors from relative performance

•  An overweight to bonds on the long end of the yield curve, particularly bonds with durations between 10 and 12 years.

•  An underweight to the single-family housing sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.61%	0.49%	2.03%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Minnesota Index	3.01%	0.63%	1.99%

Lipper Minnesota Municipal Debt Funds Classification Average	1.25%	0.01%	1.38%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$647,342,485

Total number of portfolio holdings	388

Portfolio turnover (%)	8%

Total management fees paid for the year	$ 3,151,065

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678192_AR_0525 4574039

3

Annual Shareholder Report May 31, 2025

Nuveen Nebraska Municipal Bond Fund
Class A Shares/FNTAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.82%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned 0.53% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.55%.

•  Top contributors to relative performance

•  An overweight to lower-rated bonds, particularly non-rated bonds.

•  Top detractors from relative performance

•  An underweight to AAA-rated bonds.

•  An overweight to long-duration bonds in the life-care sector, and an underweight to the industrial development revenue bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.53%	(0.93)%	1.18%

Class A Shares at maximum sales charge (Offering Price)	(3.66)%	(1.78)%	0.75%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Nebraska Index	2.55%	0.29%	2.06%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$69,454,071

Total number of portfolio holdings	91

Portfolio turnover (%)	19%

Total management fees paid for the year	$ 367,996

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678499_AR_0525 4574046

3

Annual Shareholder Report May 31, 2025

Nuveen Nebraska Municipal Bond Fund
Class C Shares/NAAFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$162	1.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned ‑0.31% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.55%.

•  Top contributors to relative performance

•  An overweight to lower-rated bonds, particularly non‑rated bonds.

•  Top detractors from relative performance

•  An underweight to AAA‑rated bonds.

•  An overweight to long-duration bonds in the life-care sector, and an underweight to the industrial development revenue bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.31)%	(1.70)%	0.54%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Nebraska Index	2.55%	0.29%	2.06%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$69,454,071

Total number of portfolio holdings	91

Portfolio turnover (%)	19%

Total management fees paid for the year	$367,996

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693308_AR_0525 4574046

3

Annual Shareholder Report May 31, 2025

Nuveen Nebraska Municipal Bond Fund
Class I Shares/FNTYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned 0.62% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.55%.

•  Top contributors to relative performance

•  An overweight to lower-rated bonds, particularly non‑rated bonds.

•  Top detractors from relative performance

•  An underweight to AAA‑rated bonds.

•  An overweight to long-duration bonds in the life-care sector, and an underweight to the industrial development revenue bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.62%	(0.74)%	1.37%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Nebraska Index	2.55%	0.29%	2.06%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$69,454,071

Total number of portfolio holdings	91

Portfolio turnover (%)	19%

Total management fees paid for the year	$367,996

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678523_AR_0525 4574046

3

Annual Shareholder Report May 31, 2025

Nuveen Oregon Intermediate Municipal Bond Fund
Class A Shares/FOTAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.83%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 2.16% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to BBB‑rated and non‑rated bonds.

•  Sector allocation, specifically an overweight to health care and an underweight to industrial development revenue bonds.

•  Top detractors from relative performance

•  Security selection.

•  An overweight to bonds with durations of eight years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.16%	0.11%	1.48%

Class A Shares at maximum sales charge (Offering Price)	(0.92)%	(0.50)%	1.17%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$183,617,841

Total number of portfolio holdings	155

Portfolio turnover (%)	18%

Total management fees paid for the year	$ 954,463

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678242_AR_0525 4574055

3

Annual Shareholder Report May 31, 2025

Nuveen Oregon Intermediate Municipal Bond Fund
Class C Shares/NAFOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$164	1.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 1.44% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to BBB‑rated and non‑rated bonds.

•  Sector allocation, specifically an overweight to health care and an underweight to industrial development revenue bonds.

•  Top detractors from relative performance

•  Security selection.

•  An overweight to bonds with durations of eight years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.44%	(0.68)%	0.83%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$183,617,841

Total number of portfolio holdings	155

Portfolio turnover (%)	18%

Total management fees paid for the year	$954,463

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693407_AR_0525 4574055

3

Annual Shareholder Report May 31, 2025

Nuveen Oregon Intermediate Municipal Bond Fund
Class I Shares/FORCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 2.38% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to BBB‑rated and non‑rated bonds.

•  Sector allocation, specifically an overweight to health care and an underweight to industrial development revenue bonds.

•  Top detractors from relative performance

•  Security selection.

•  An overweight to bonds with durations of eight years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.38%	0.32%	1.69%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$183,617,841

Total number of portfolio holdings	155

Portfolio turnover (%)	18%

Total management fees paid for the year	$954,463

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678408_AR_0525 4574055

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Funds, Inc.

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]

May 31, 2025	$126,220	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2024	$129,036	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

May 31, 2025	$0	$0	$10,974,000	$10,974,000
May 31, 2024	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered

Public Accounting Firm

To the Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund (four of the funds constituting Nuveen Investment Funds, Inc., hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

July 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments May 31, 2025

Minnesota Intermediate

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.8%
		MUNICIPAL BONDS - 97.8%

		EDUCATION AND CIVIC ORGANIZATIONS - 16.8%
$720,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	3.500%	08/01/25	$718,280
130,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/28	127,343
1,160,000		Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A	5.000	06/15/37	895,116
100,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/31	99,159
1,000,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A	5.000	07/01/36	941,846
190,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	5.000	07/01/30	190,103
710,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	5.250	07/01/37	710,258
195,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A	4.000	07/01/26	194,434
300,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A	4.000	07/01/27	298,944
370,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A	4.000	07/01/28	367,442
645,000		Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A	5.500	08/01/36	645,281
230,000		Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A	4.500	07/01/26	227,858
40,000		Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A	5.000	07/01/36	36,778
770,000		Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A	4.000	11/01/26	764,285
975,000		Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A	5.000	07/01/44	913,976
1,000,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A	4.750	07/01/31	978,179
500,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A	5.000	07/01/36	480,840
1,405,000	(a)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A	5.000	12/01/32	1,404,583
1,275,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A	6.000	07/01/33	1,275,999
1,040,000		Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015	4.000	12/01/28	1,040,798
2,800,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017	5.000	05/01/32	2,768,438
655,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017	5.000	05/01/37	615,695
1,600,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017	4.000	03/01/33	1,603,122
2,380,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Series 2023	5.000	03/01/41	2,518,280
815,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W	4.250	10/01/28	815,297
160,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021	4.000	03/01/31	166,048
1,250,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J	3.250	03/01/29	1,250,080
1,235,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A	5.000	10/01/31	1,263,772
200,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Refunding Series 2021	4.000	10/01/34	200,969

See Notes To Financial Statements	5

Portfolio of Investments May 31, 2025 (continued)

Minnesota Intermediate

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$700,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Series 2015-8I	3.375%	10/01/30	$687,440
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G	5.000	12/01/28	1,007,932
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021	3.000	10/01/38	836,731
825,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Green Series 2022A	4.000	10/01/38	794,401
775,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U	4.000	04/01/26	775,283
300,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U	4.000	04/01/27	300,134
750,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A	4.000	10/01/34	751,479
850,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A	4.000	10/01/36	849,963
1,250,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019	5.000	10/01/40	1,269,923
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	4.125	10/01/41	944,115
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	5.000	10/01/47	990,017
705,000		Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018, (AMT)	5.000	11/01/26	716,082
980,000		Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016	4.000	12/01/30	961,036
1,060,000		Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016	4.000	12/01/32	1,020,721
935,000		Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A	5.000	09/01/34	897,521
70,000		Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A	5.000	04/01/36	63,159
710,000	(a)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A	5.500	07/01/38	710,059
3,005,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	5.250	09/01/31	3,033,759
200,000	(a)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A	5.000	06/15/38	187,097
325,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A	4.000	09/01/31	318,876
885,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A	5.000	07/01/35	875,645
650,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A	5.000	07/01/33	650,047
160,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A	4.000	03/01/28	155,500
2,770,000		Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A	5.000	10/01/36	2,628,034
500,000		St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018	5.000	12/01/43	474,707
700,000		University of Minnesota, General Obligation Bonds, Refunding Series 2024A	5.000	01/01/39	756,149
5,460,000		University of Minnesota, General Obligation Bonds, Series 2019A	5.000	04/01/44	5,558,724
30,000		Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016	3.750	06/01/26	29,563

6	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$10,000		Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016	4.500%	06/01/36	$8,817
1,000,000	(a)	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Refunding Series 2025A	4.500	06/01/35	968,285
895,000		Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A	4.000	07/01/31	845,303

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			53,579,705

		HEALTH CARE - 18.1%
3,370,000		Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016	4.000	03/01/29	3,373,107
1,140,000		City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017	4.000	04/01/29	1,129,086
1,040,000		City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017	4.000	04/01/32	1,018,057
1,150,000		Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A	4.000	05/01/32	824,746
1,045,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/33	1,074,206
675,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2021A	4.000	06/15/37	669,443
240,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	4.000	06/15/35	241,747
1,400,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022B	5.250	06/15/42	1,457,931
400,000		Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013	4.000	04/01/26	398,698
2,000,000		Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015	5.000	09/01/28	2,004,967
495,000		Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017	5.000	05/01/31	501,732
405,000		Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017	5.000	05/01/32	409,946
470,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021	4.000	11/15/37	455,680
1,500,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021	4.000	11/15/38	1,430,261
3,000,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021	4.000	11/15/39	2,820,470
595,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2023A, (Mandatory Put 11/15/28)	5.000	11/15/52	622,223
1,100,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A	5.000	11/15/29	1,106,021
2,200,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A	5.000	11/15/33	2,208,612
2,390,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A	5.000	11/15/35	2,439,620
2,850,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A	5.000	11/15/36	2,895,239
1,000,000		Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Children’s Health Care, Series 2025	5.000	08/15/42	1,037,101
2,000,000		Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2024	5.000	01/01/44	2,012,851
2,060,000		Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B	5.000	11/15/29	2,233,946
1,000,000		Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B	5.000	11/15/33	1,126,089

See Notes To Financial Statements	7

Portfolio of Investments May 31, 2025 (continued)

Minnesota Intermediate

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE (continued)
$1,000,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A	5.000%	05/01/46	$975,094
1,575,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019	5.000	05/01/48	1,541,304
1,000,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2024	5.000	05/01/39	1,045,001
3,225,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	5.000	07/01/28	3,229,145
6,200,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, (Pre-refunded 7/01/25)	5.000	07/01/29	6,207,968
1,000,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	4.000	07/01/35	964,911
2,585,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2025	5.000	07/01/33	2,816,930
1,560,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	5.000	11/15/26	1,591,919
1,000,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	5.000	11/15/34	1,019,412
1,745,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	4.000	11/15/35	1,667,898
1,000,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	4.000	11/15/37	930,026
1,200,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014	5.000	09/01/27	1,200,752
1,140,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014	5.000	09/01/29	1,140,495

	TOTAL HEALTH CARE			57,822,634

	HOUSING/SINGLE FAMILY - 0.7%
60,000	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A	4.400	12/01/26	60,009
120,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C	3.100	07/01/26	119,229
670,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E	1.850	01/01/29	614,290
400,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E	1.900	07/01/29	368,655
1,000,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Social Series 2025F	4.600	07/01/40	989,841

	TOTAL HOUSING/SINGLE FAMILY			2,152,024

	INDUSTRIALS - 0.2%
625,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1	4.000	06/01/28	621,851

	TOTAL INDUSTRIALS			621,851

	LONG-TERM CARE - 9.6%
250,000	Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka, Inc. Project, Refunding Series 2017	5.000	11/01/46	212,972
865,000	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Phase III Project, Series 2025A	5.000	09/01/35	880,408
1,000,000	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018	4.250	09/01/38	915,814
750,000	Bethel, Minnesota, Housing and Health Care Facilities Revenue Bonds, Ecumen Obligated Group Series 2024A	5.250	03/01/34	750,190

8	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM CARE (continued)
$800,000		Brainerd, Minnesota, Senior Housing and Healthcare Revenue Bonds, Pinecrest of Country Manor Project, Series 2025A	5.000%	05/01/35	$803,897
300,000		Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2025B	5.000	11/01/34	325,828
315,000		Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2025B	5.000	11/01/35	339,117
335,000		Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2025B	5.000	11/01/36	357,338
280,000		Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2025B	5.000	11/01/37	296,846
100,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	4.000	09/01/29	95,846
100,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	4.000	09/01/30	94,828
100,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	4.000	09/01/31	93,832
100,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	4.000	09/01/32	92,546
155,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	4.000	09/01/33	141,447
100,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	4.000	09/01/34	89,846
815,000		Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B	6.000	08/01/33	815,225
325,000		City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016	4.000	08/01/31	294,718
235,000		Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2017	4.450	03/01/31	223,131
200,000		Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2018	4.500	09/01/33	185,328
680,000		Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015	4.600	01/01/27	660,351
500,000		Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015	5.000	01/01/34	438,120
1,000,000		Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue Bonds, Crosby Senior Service Care Center, Series 2023	5.500	05/01/43	995,775
2,385,000	(a)	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A	3.875	08/01/29	2,325,332
1,100,000	(a)	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A	5.000	08/01/36	1,096,614
500,000		Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019	4.200	05/01/35	420,940
200,000		Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc. Project, Series 2019	4.000	07/01/32	190,815
100,000		Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019	3.750	05/01/34	88,043
425,000		Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015	4.750	11/01/28	419,963
750,000		Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015	5.250	11/01/45	680,334
50,000		Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019	3.100	08/01/25	49,764
775,000		Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A	3.875	08/01/26	761,772
805,000		Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A	4.000	08/01/27	782,311

See Notes To Financial Statements	9

Portfolio of Investments May 31, 2025 (continued)

Minnesota Intermediate

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM CARE (continued)
$2,000,000	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A	4.000%	08/01/30	$1,860,730
405,000	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A	4.000	07/01/33	377,683
1,000,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B	4.350	06/01/36	913,421
2,190,000	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013	5.000	05/01/33	2,101,657
1,015,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A	5.000	12/01/26	1,030,742
1,575,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A	5.000	12/01/36	1,610,078
160,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A	3.100	11/01/31	143,723
625,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A	3.150	11/01/32	552,438
550,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	3.700	09/01/28	537,283
350,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	3.800	09/01/29	340,889
565,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	3.900	09/01/30	548,884
320,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	4.125	09/01/34	305,868
1,000,000	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017	5.000	09/01/27	1,005,574
2,295,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013	5.125	01/01/39	1,947,978
120,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020	2.700	03/01/26	116,535
335,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020	2.950	03/01/28	310,191
175,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	3.000	08/01/27	171,208
300,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	3.125	08/01/28	291,557
300,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	3.250	08/01/29	289,762
225,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	3.375	08/01/30	216,364

	TOTAL LONG-TERM CARE			30,591,856

	TAX OBLIGATION/GENERAL - 28.4%
355,000	Alexandria, Minnesota, General Obligation Bonds, Tax Abatement Series 2024A	5.000	02/01/40	375,380
530,000	Alexandria, Minnesota, General Obligation Bonds, Tax Abatement Series 2024A	5.000	02/01/41	554,742
280,000	Alexandria, Minnesota, General Obligation Bonds, Tax Abatement Series 2024A	5.000	02/01/42	290,224
1,355,000	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A	3.000	02/01/34	1,248,420
1,405,000	Benson Independent School District 777, Minnesota, General Olibation Bonds, School Building Series 2018A	4.000	02/01/32	1,424,313

10	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$3,280,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000%	02/01/30	$3,316,504
1,000,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000	02/01/33	1,008,209
2,145,000	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A	4.000	02/01/35	2,155,771
1,720,000	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A	4.000	02/01/37	1,722,618
2,000,000	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A - BAM Insured	4.000	11/01/28	1,992,905
2,380,000	City of Rosemount, Minnesota, General Obligation Bonds, Street Reconstruction and Capital Improvement Plan Series 2023A	4.000	02/01/45	2,188,502
1,515,000	Dover-Eyota Independent School District 533, Minnesota, General Obligation Bonds, School Building Facilities Maintenance Series 2023A	4.000	02/01/42	1,435,704
1,450,000	Dover-Eyota Independent School District 533, Minnesota, General Obligation Bonds, School Building Facilities Maintenance Series 2023A	4.000	02/01/45	1,336,471
1,270,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C	0.000	02/01/30	1,027,992
2,590,000	Edgerton Independent School District 581, Minnesota, General Obligation Bonds, School Building Series 2024A	5.000	02/01/38	2,773,574
2,460,000	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A	4.000	02/01/32	2,528,866
1,725,000	GFW Independent School District No. 2365, Sibley, Renville, McLeod and Nicollet Counties, Minnesota, General Obligation School Building Bonds, Series 2023A	5.000	02/01/43	1,783,272
1,485,000	Goodhue Independent School District 253, Minnesota, General Obligation Bonds, School Building Series 2019A	4.000	02/01/30	1,501,227
1,345,000	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F	0.000	02/01/28	1,222,304
2,000,000	Hennepin County Regional Railroad Authority, Minnesota, General Obligation Bonds, Limited Tax Series 2019A	5.000	12/01/37	2,078,762
5,295,000	Hennepin County, Minnesota, General Obligation Bonds, Series 2021A	5.000	12/01/33	5,863,666
2,000,000	Hennepin County, Minnesota, General Obligation Bonds, Series 2024A	5.000	12/01/43	2,112,444
1,555,000	Independent School District No. 2397 (Le Sueur-Henderson), Minnesota, General Obligation School Building Bonds, Series 2022A	5.000	02/01/35	1,679,894
1,200,000	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2023A	5.000	02/01/37	1,278,659
1,000,000	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2023A	5.000	02/01/39	1,041,976
210,000	Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A	5.000	02/01/35	215,420
330,000	Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A	5.000	02/01/39	329,783
2,595,000	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B	4.000	02/01/32	2,628,063
1,480,000	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018	4.000	12/01/33	1,492,993
500,000	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018	4.000	12/01/35	501,515
5,100,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2021A	4.000	09/01/38	5,086,552

See Notes To Financial Statements	11

Portfolio of Investments May 31, 2025 (continued)

Minnesota Intermediate

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$210,000	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2023B	5.000%	02/01/38	$225,182
500,000	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2023B	5.000	02/01/44	517,481
2,050,000	North Branch Independent School District 138, Chisago County, Minnesota, General Obligation Bonds, School Building Series 2017A	4.000	02/01/30	2,084,474
850,000	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A	3.375	02/01/35	811,608
1,500,000	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018B	4.000	02/01/34	1,512,144
1,035,000	Perham Dent Independent School District 549, Minnesota, General Obligation Bonds, School Building Series 2016A	3.000	02/01/30	1,006,716
880,000	Plainview-Elgin-Millville Independent School District 2899, Minnesota, General Obligation Bonds, School Building Series 2019A	4.000	02/01/32	899,088
2,665,000	Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2023B	4.000	02/01/41	2,604,131
1,250,000	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A	3.000	02/01/30	1,250,271
4,535,000	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000	02/01/34	4,571,716
1,070,000	Round Lake-Brewster Independent School District 2907, Minnesota, General Obligation Bonds, School Building Series 2023A	5.000	02/01/40	1,126,760
1,100,000	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A	4.000	02/01/30	1,100,592
1,075,000	Saint Louis Park Independent School District 283, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2022A	5.000	02/01/37	1,139,826
1,225,000	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A	3.200	02/01/32	1,225,097
435,000	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds, School Building Series 2025A	5.000	02/01/43	454,676
1,700,000	Sartell, Minnesota, General Obligation Bonds, Series 2022A	4.000	02/01/39	1,673,078
1,330,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A	4.000	02/01/31	1,342,144
2,000,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2022A	4.000	02/01/35	2,015,992
5,215,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2024A	4.000	02/01/42	4,842,141
2,000,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A	4.000	02/01/29	2,008,758
915,000	Southland Independent School District 500, Minnesota, General Obligation Bonds, School Building Series 2019A	4.000	02/01/31	927,455
975,000	Todd Morrison and Stern Counties, Minnesota, Independent School District, General Obligation Bonds, Facilities Maintenance and Refunding Series 2024A	5.000	02/01/35	1,057,782
2,415,000	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A	0.000	02/01/31	1,917,101

	TOTAL TAX OBLIGATION/GENERAL			90,510,938

12	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED - 12.2%
$55,000	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2017A	4.000%	12/15/37	$50,313
2,570,000	Marshall, Minnesota, Education Services Facility, Lease Revenue Bonds, Southwest West Central Service Cooperatives, Series 2024A	5.000	02/01/37	2,581,584
1,000,000	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2017C	4.000	02/01/30	1,017,041
500,000	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015	5.000	03/01/29	500,029
1,485,000	Minnesota Department of Iron Range Resource and Rehabilitation, Educational Facilities Revenue Bonds, Series 2023A	5.000	10/01/42	1,555,317
2,000,000	Minnesota Department of Iron Range Resource and Rehabilitation, Revenue Bonds, Series 2024A	5.000	10/01/43	2,095,178
960,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D	4.000	08/01/34	972,442
3,105,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020B	4.000	08/01/32	3,200,340
205,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B	3.000	08/01/37	179,817
3,295,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C	4.000	08/01/39	3,181,843
2,385,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C	4.000	08/01/40	2,222,862
2,000,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2022C	5.000	08/01/42	2,064,924
1,375,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2023A	5.000	08/01/43	1,423,686
1,185,000	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011	5.250	08/01/27	1,191,224
445,000	New London Economic Development Authority, Minnesota, Lease Revenue Bonds, SWWC Service Cooperative Lease With Option to Purchase Project, Public Series 2023	5.000	02/01/27	452,872
470,000	New London Economic Development Authority, Minnesota, Lease Revenue Bonds, SWWC Service Cooperative Lease With Option to Purchase Project, Public Series 2023	5.000	02/01/28	482,335
605,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B	3.125	02/01/29	602,280
350,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B	3.250	02/01/30	347,025
1,045,000	Otsego Economic Development Authority, Minnesota, Lease Revenue Bonds, Series 2024A	4.000	02/01/42	959,355
1,215,000	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A	5.000	04/01/30	1,270,803
630,000	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A	5.000	02/01/30	630,828
725,000	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A	4.000	02/01/38	708,809
1,685,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B	3.250	02/01/33	1,657,345
290,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C	3.000	02/01/36	264,203
1,000,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2024A	5.000	02/01/37	1,092,566
500,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2024A	5.000	02/01/38	541,392
1,000,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2024A	5.000	02/01/39	1,070,345
2,500,000	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood and Economic Development Projects, Refunding Series 2024C	5.000	11/01/42	2,614,013
3,500,000	Virginia Housing and Redevelopment Authority, Minnesota, Health Care Facility Lease Revenue Bonds, Refunding Series 2018A	4.000	10/01/29	3,454,173

See Notes To Financial Statements	13

Portfolio of Investments May 31, 2025 (continued)

Minnesota Intermediate

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$280,000	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A	4.000%	02/01/32	$271,427
250,000	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A	4.000	02/01/34	237,323
175,000	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A	4.000	02/01/38	156,853

	TOTAL TAX OBLIGATION/LIMITED			39,050,547

	TRANSPORTATION - 7.7%
1,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A	5.000	01/01/33	1,062,118
1,250,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/28	1,297,363
1,735,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/30	1,822,373
1,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/32	1,041,472
1,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/44	985,656
3,580,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/49	3,504,512
1,050,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C	5.000	01/01/34	1,072,824
1,130,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C	5.000	01/01/41	1,136,060
2,980,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022B, (AMT)	5.000	01/01/29	3,126,384
1,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022B, (AMT)	5.000	01/01/32	1,070,450
2,325,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022B, (AMT)	5.000	01/01/33	2,468,282
855,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022B, (AMT)	5.000	01/01/35	895,371
2,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022B, (AMT)	5.250	01/01/47	2,012,462
3,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Series 2024A, (AMT)	5.000	01/01/43	3,015,772

	TOTAL TRANSPORTATION			24,511,099

	UTILITIES - 4.1%
475,000	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A	4.000	12/01/28	475,391
495,000	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A	4.000	12/01/29	495,357
580,000	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A	5.000	12/01/25	580,787
670,000	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A	5.000	12/01/26	670,859
100,000	Luverne, Minnesota, Electric Revenue Bonds, Series 2018A	4.000	12/01/33	100,868
500,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014	5.000	10/01/29	501,626
500,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014	5.000	10/01/30	501,627

14	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$750,000		Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E	3.000%	12/01/29	$747,961
1,000,000		Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A	5.000	12/01/33	1,027,763
1,070,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, (AMT)	4.000	10/01/40	921,635
100,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-1. 501 C3	3.000	10/01/27	98,337
1,620,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2024-1	5.000	10/01/42	1,646,404
500,000		Sauk Centre Public Utilities Commission, Minnesota, Electric Revenue Bonds, Series 2024A - AGM Insured	4.000	12/01/37	487,932
2,500,000		Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A	4.000	01/01/30	2,513,963
1,335,000		Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2015A	5.000	01/01/31	1,349,854
1,000,000		Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2015A	5.000	01/01/33	1,010,549

		TOTAL UTILITIES			13,130,913

		TOTAL MUNICIPAL BONDS (Cost $319,757,110)			311,971,567

		TOTAL LONG-TERM INVESTMENTS (Cost $319,757,110)			311,971,567

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.5%
		MUNICIPAL BONDS - 0.5%

		HEALTH CARE - 0.5%
$1,700,000	(b),(c)	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2025D	1.800	11/15/64	$1,700,000

		TOTAL HEALTH CARE			1,700,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,700,000)			1,700,000

		TOTAL INVESTMENTS - 98.3% (Cost $321,457,110)			313,671,567

		OTHER ASSETS & LIABILITIES, NET - 1.7%			5,409,168

		NET ASSETS - 100%			$319,080,735

AMT	Alternative Minimum Tax

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,691,970 or 2.1% of Total Investments.

(b)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

See Notes To Financial Statements	15

Portfolio of Investments May 31, 2025

Minnesota

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 95.2%
		MUNICIPAL BONDS - 95.2%

		EDUCATION AND CIVIC ORGANIZATIONS - 16.1%
$130,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.250%	08/01/46	$106,625
290,000		Bethel, Minnesota, Charter School Lease Revenue Bonds, Spectrum High School Project, Series 2024	5.000	07/01/59	261,482
3,500,000		Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A	5.250	06/15/56	2,296,684
100,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A	5.000	07/01/36	94,185
2,000,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A	5.000	07/01/47	1,690,314
675,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	5.250	07/01/37	675,245
250,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	5.250	07/01/40	250,018
500,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	5.500	07/01/50	499,952
3,000,000	(a)	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2024A	6.125	06/15/61	2,716,510
1,025,000		Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A	5.750	08/01/44	1,025,134
1,000,000		Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A	5.375	08/01/50	965,047
100,000		Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A	5.000	07/01/36	91,947
5,350,000		Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A	5.000	11/01/47	5,003,108
490,000		Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A	5.000	07/01/29	490,103
1,000,000		Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A	5.000	07/01/34	1,000,084
525,000		Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A	5.000	07/01/44	492,141
4,150,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A	5.000	07/01/46	3,566,937
1,415,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical High School Project, Series 2021A	4.000	06/01/51	986,729
1,450,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2022A	5.375	07/01/42	1,355,450
410,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A	5.000	07/01/40	344,901
100,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A	5.000	07/01/55	74,797
460,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A	6.000	07/01/33	460,360
3,815,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A	6.000	07/01/43	3,815,795
1,260,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A	6.125	07/01/48	1,260,338
2,345,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017	5.000	05/01/37	2,204,284
2,200,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017	5.000	05/01/47	1,882,632
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017	4.000	03/01/37	976,186
5,135,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Series 2023	5.000	03/01/48	5,281,571
3,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Series 2023	5.000	03/01/53	3,062,061

16	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$500,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc., Refunding Series 2019	4.000%	12/01/40	$420,316
125,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021	4.000	03/01/35	126,530
155,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021	4.000	03/01/36	156,323
100,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021	4.000	03/01/37	100,254
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J	3.250	03/01/30	1,000,001
675,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A	5.000	10/01/45	625,025
500,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Refunding Series 2021	4.000	10/01/32	507,076
350,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Series 2015-8I	5.000	10/01/33	351,472
385,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Series 2015-8I	5.000	10/01/34	386,571
2,300,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2016-8-N	4.000	10/01/34	2,305,065
975,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2016-8-N	4.000	10/01/35	976,023
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021	3.000	10/01/38	836,731
2,820,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021	4.000	10/01/50	2,393,938
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Green Series 2022A	4.000	10/01/38	962,910
575,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Green Series 2022A	4.125	10/01/41	542,866
2,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Green Series 2022A	5.000	10/01/47	1,993,275
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L	5.000	04/01/27	1,016,558
100,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A	4.000	10/01/36	99,996
1,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019	4.000	10/01/31	1,012,632
2,000,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019	5.000	10/01/40	2,031,877
2,125,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	5.000	10/01/39	2,181,774
500,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	4.000	10/01/40	472,416
500,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	4.125	10/01/42	465,605
1,490,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2022B	4.125	10/01/42	1,387,504
4,170,000		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2024A	5.000	10/01/49	4,053,344
645,000		Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, (AMT)	2.650	11/01/38	579,088
1,130,000		Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A	5.000	09/01/44	969,182
155,000		Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A	5.000	04/01/46	123,113
1,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A	5.000	12/01/46	927,898
1,600,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019	4.000	12/01/49	1,252,930
240,000	(a)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A	5.500	07/01/38	240,020

See Notes To Financial Statements	17

Portfolio of Investments May 31, 2025 (continued)

Minnesota

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$685,000	(a)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A	5.500%	07/01/52	$636,832
2,500,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A	5.000	09/01/55	2,247,725
1,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	5.750	09/01/46	1,002,409
500,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	6.000	09/01/51	501,555
4,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A	5.000	12/01/55	2,703,301
1,000,000	(a)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A	5.000	06/15/48	875,760
1,615,000	(a)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A	5.000	06/15/53	1,381,422
730,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A	4.000	09/01/31	712,343
2,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A	4.125	09/01/47	1,660,029
625,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A	5.300	07/01/45	601,845
1,030,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A	5.375	07/01/50	987,819
1,230,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019	5.000	07/01/49	1,076,102
2,620,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019	5.000	07/01/55	2,214,373
460,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A	5.000	07/01/33	460,033
1,450,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A	5.000	07/01/44	1,302,456
2,135,000		Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A	5.000	10/01/41	1,908,587
380,000		Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A	5.125	10/01/48	332,505
1,595,000		Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc., Series 2019A	5.000	06/15/54	1,398,094
500,000		St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018	5.000	12/01/43	474,707
500,000		St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018	5.125	12/01/49	468,069
1,750,000		University of Minnesota, General Obligation Bonds, Refunding Series 2024A	5.000	01/01/43	1,839,099
3,505,000		University of Minnesota, General Obligation Bonds, Series 2019A	5.000	04/01/44	3,568,375
20,000		Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016	4.750	06/01/46	16,178

18	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$2,000,000	(a)	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Refunding Series 2025A	5.250%	06/01/45	$1,858,551
300,000		Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A	4.000	07/01/31	283,342
660,000		Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A	4.000	07/01/51	478,335

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			104,418,779

		HEALTH CARE - 17.3%
500,000		Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016	4.000	03/01/32	489,744
2,000,000		Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016	4.000	03/01/37	1,855,502
280,000		City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017	3.000	04/01/26	275,840
485,000		City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017	5.000	04/01/41	472,973
500,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/37	507,770
580,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/43	526,963
13,115,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/48	12,879,970
3,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/53	2,916,553
1,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.250	02/15/53	978,502
2,590,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.250	02/15/58	2,509,804
400,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2021A	4.000	06/15/34	404,369
175,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2021A	4.000	06/15/38	171,043
175,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2021A	4.000	06/15/39	168,509
570,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2021A	3.000	06/15/44	442,760
450,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	4.000	06/15/38	438,504
1,250,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022B	5.250	06/15/47	1,275,222
500,000		Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013	4.000	04/01/27	497,232
760,000		Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013	4.000	04/01/31	744,998
1,000,000		Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015	4.000	09/01/35	932,846
425,000		Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017	5.000	05/01/31	430,780
430,000		Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017	5.000	05/01/32	435,251
2,725,000		Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021	4.000	11/15/37	2,641,977

See Notes To Financial Statements	19

Portfolio of Investments May 31, 2025 (continued)

Minnesota

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE (continued)
$10,360,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021	4.000%	11/15/39	$9,740,021
1,000,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021	4.000	11/15/40	926,311
525,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A	5.000	11/15/26	527,922
485,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A	4.000	11/15/40	427,176
1,000,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A	5.000	11/15/35	1,020,762
3,465,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A	4.000	11/15/48	2,859,727
2,000,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Children’s Health Care, Series 2025	5.000	08/15/42	2,074,202
1,250,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Children’s Health Care, Series 2025	5.000	08/15/43	1,289,333
6,415,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A	5.250	01/01/54	6,440,470
2,600,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B	5.000	11/15/36	2,931,887
2,500,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2022	5.000	11/15/57	2,541,386
4,895,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A	5.000	05/01/46	4,773,087
9,410,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019	5.000	05/01/48	9,208,678
2,500,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2024	4.000	05/01/50	2,130,563
3,450,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2024	5.000	05/01/54	3,381,612
4,660,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, (Pre-refunded 7/01/25)	5.000	07/01/30	4,665,989
4,075,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	4.000	07/01/35	3,932,014
5,645,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2025	5.000	07/01/32	6,145,757
2,135,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	5.000	11/15/27	2,206,618
600,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	4.000	11/15/36	568,843
640,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	4.000	11/15/37	595,217
2,830,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	4.000	11/15/43	2,384,341
2,500,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	5.000	11/15/47	2,448,282
1,175,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1	5.000	08/01/36	1,175,319
1,980,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014	4.000	09/01/31	1,951,474
1,410,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014	5.000	09/01/34	1,410,134

20	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$1,900,000		Wadena, Minnesota, Revenue Bonds, Wadena Cancer Center Project, Series 2024A	5.000%	12/01/45	$1,908,548

		TOTAL HEALTH CARE			111,662,785

		HOUSING/MULTIFAMILY - 0.4%
2,285,000		Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A	3.750	06/01/29	2,285,140

		TOTAL HOUSING/MULTIFAMILY			2,285,140

		HOUSING/SINGLE FAMILY - 1.1%
35,000		Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, (AMT)	5.520	03/01/41	34,921
365,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, (AMT)	3.200	01/01/33	328,870
460,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A, (AMT)	1.550	07/01/25	458,899
370,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A, (AMT)	1.700	07/01/26	359,272
220,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020D, (AMT)	1.625	01/01/26	216,375
205,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020D, (AMT)	1.650	07/01/26	198,894
460,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020H, (AMT)	1.100	07/01/26	443,923
460,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020H, (AMT)	1.350	07/01/27	429,547
380,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021A, (AMT)	1.550	01/01/28	351,916
390,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021A, (AMT)	1.600	07/01/28	359,713
485,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021A, (AMT)	1.750	01/01/29	433,089
485,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021A, (AMT)	1.800	07/01/29	426,518
245,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021A, (AMT)	1.900	01/01/30	212,038
240,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021A, (AMT)	1.950	07/01/30	205,050
100,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Social Series 2024L	4.150	07/01/38	95,136
1,385,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Social Series 2025F	4.850	07/01/45	1,374,361
1,355,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Social Series 2025F	4.900	07/01/48	1,355,555

		TOTAL HOUSING/SINGLE FAMILY			7,284,077

		INDUSTRIALS - 0.3%
2,250,000	(a)	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, (AMT)	4.500	10/01/37	2,099,057

		TOTAL INDUSTRIALS			2,099,057

		LONG-TERM CARE - 7.4%
2,090,000		Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014	5.125	11/01/49	1,773,059
225,000		Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021	4.000	09/01/26	224,338
240,000		Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021	4.000	09/01/28	238,536
270,000		Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021	4.000	09/01/31	264,623
475,000		Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Phase III Project, Series 2025A	5.375	09/01/45	471,274

See Notes To Financial Statements	21

Portfolio of Investments May 31, 2025 (continued)

Minnesota

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM CARE (continued)
$1,000,000		Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018	5.000%	09/01/43	$951,586
1,000,000		Bethel, Minnesota, Housing and Health Care Facilities Revenue Bonds, Ecumen Obligated Group Series 2024A	6.125	03/01/49	942,248
2,500,000		Brainerd, Minnesota, Senior Housing and Healthcare Revenue Bonds, Pinecrest of Country Manor Project, Series 2025A	5.500	05/01/45	2,417,615
1,165,000		Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2025B	5.000	11/01/44	1,183,047
1,000,000		Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2025B	5.000	11/01/47	1,005,421
500,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	5.000	09/01/44	428,842
1,500,000		Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019	5.000	09/01/52	1,201,125
1,500,000		Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B	6.000	08/01/43	1,481,113
1,500,000		City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017	5.000	11/01/49	1,313,200
250,000		Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet LLC Project, Refunding Series 2021	3.400	08/01/36	198,249
700,000		Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet LLC Project, Refunding Series 2021	4.000	08/01/41	527,592
200,000		Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet LLC Project, Refunding Series 2021	4.000	08/01/48	135,919
1,180,000		Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2013	5.200	03/01/43	1,033,968
575,000		Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015	5.250	01/01/40	469,146
1,175,000		Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015	5.250	01/01/46	898,160
500,000		Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue Bonds, Crosby Senior Service Care Center, Series 2023	5.500	05/01/43	497,887
1,250,000		Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue Bonds, Crosby Senior Service Care Center, Series 2023	5.500	05/01/48	1,213,642
1,195,000	(a)	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A	5.000	08/01/46	1,089,244
500,000		Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019	4.600	05/01/44	369,087
400,000		Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc. Project, Series 2019	4.100	07/01/34	377,882
1,250,000		Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc. Project, Series 2019	5.000	07/01/54	1,079,996
200,000		Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019	4.000	05/01/39	164,389
1,500,000		Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015	5.250	11/01/45	1,360,668
300,000		Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019	3.400	08/01/28	283,823
2,000,000		North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016	5.000	10/01/47	1,873,454
1,285,000		Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A	5.000	07/01/55	1,084,516
2,000,000		Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B	4.900	06/01/49	1,691,754
25,000		Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C	3.150	06/01/28	23,874
1,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018	5.000	10/01/43	870,956

22	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM CARE (continued)
$4,000,000	Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A	5.000%	12/01/41	$3,921,927
1,175,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A	5.000	12/01/29	1,225,664
300,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A	5.000	12/01/30	314,444
1,750,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A	5.000	12/01/36	1,788,976
450,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A	4.000	11/01/34	410,243
1,015,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A	4.000	11/01/42	812,861
400,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	4.000	09/01/32	385,836
500,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	4.100	09/01/33	482,550
315,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	4.200	09/01/36	294,633
300,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	4.250	09/01/37	278,220
1,000,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	5.000	09/01/42	957,232
600,000	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2022A	5.000	09/01/35	588,413
2,295,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013	5.125	01/01/39	1,947,977
650,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	5.000	08/01/49	615,141
5,000,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	5.000	08/01/54	4,635,722

	TOTAL LONG-TERM CARE			47,800,072

	TAX OBLIGATION/GENERAL - 24.4%
1,355,000	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A	3.000	02/01/43	1,014,694
2,105,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A - AGM Insured	4.000	02/01/29	2,152,900
5,000,000	Bird Island-Olivia-Lake Lillian Independent School District 2534, Minnesota, General Obligation Bonds, School Building Series 2024A	5.000	02/01/49	5,149,476
5,630,000	Bird Island-Olivia-Lake Lillian Independent School District 2534, Minnesota, General Obligation Bonds, School Building Series 2024A	5.000	02/01/54	5,757,465
200,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000	02/01/42	188,989
3,600,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000	02/01/43	3,345,606
1,090,000	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A	4.000	02/01/36	1,092,308
1,880,000	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A	4.000	02/01/38	1,881,246

See Notes To Financial Statements	23

Portfolio of Investments May 31, 2025 (continued)

Minnesota

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$2,715,000	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A	4.000%	02/01/41	$2,641,828
2,260,000	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A	4.000	02/01/42	2,157,429
3,000,000	Carlton County, Minnesota, General Obligation Bonds, Minnesota State Credit Enhancement Program Series 2022A	4.000	02/01/47	2,668,657
1,160,000	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, School Building Series 2017A	3.000	02/01/32	1,146,823
1,050,000	Cold Spring, Minnesota, General Obligation Bonds, Capital Improvement Plan Series 2024A - BAM Insured	4.000	02/01/54	908,124
625,000	Corcoran, Minnesota, General Obligation Bonds, Series 2023A - BAM Insured	4.000	02/01/40	608,155
3,605,000	Corcoran, Minnesota, General Obligation Bonds, Series 2023A - BAM Insured	4.000	02/01/48	3,213,742
1,145,000	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A	4.000	02/01/31	1,163,724
1,145,000	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A	4.000	02/01/32	1,160,171
1,225,000	Dover-Eyota Independent School District 533, Minnesota, General Obligation Bonds, School Building Facilities Maintenance Series 2023A	4.000	02/01/44	1,138,623
500,000	Dover-Eyota Independent School District 533, Minnesota, General Obligation Bonds, School Building Facilities Maintenance Series 2023A	4.000	02/01/45	460,852
1,325,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C	0.000	02/01/31	1,019,119
1,480,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C	0.000	02/01/32	1,078,445
535,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C	0.000	02/01/33	367,920
1,115,000	Edgerton Independent School District 581, Minnesota, General Obligation Bonds, School Building Series 2024A	4.000	02/01/43	1,036,724
480,000	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017	3.250	02/01/34	455,965
1,090,000	GFW Independent School District No. 2365, Sibley, Renville, McLeod and Nicollet Counties, Minnesota, General Obligation School Building Bonds, Series 2023A	5.000	02/01/41	1,135,157
2,450,000	GFW Independent School District No. 2365, Sibley, Renville, McLeod and Nicollet Counties, Minnesota, General Obligation School Building Bonds, Series 2023A	5.000	02/01/48	2,508,907
700,000	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F	0.000	02/01/30	586,357
705,000	Hawley Independent School District 150, Clay County, Minnesota, General Obligation Bonds, School Building Series 2023A	5.000	02/01/39	731,364
2,000,000	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2022B	5.000	12/01/39	2,142,569
3,000,000	Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series 2020C	5.000	12/15/38	3,140,746
1,000,000	Hennepin County, Minnesota, General Obligation Bonds, Series 2020A	5.000	12/01/36	1,075,322
3,000,000	Hennepin County, Minnesota, General Obligation Bonds, Series 2024A	5.000	12/01/42	3,190,597
7,755,000	Hennepin County, Minnesota, General Obligation Bonds, Series 2024A	5.000	12/01/43	8,191,002
1,250,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000	02/01/42	1,205,775

24	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$1,935,000	Independent School District No. 115, Cass Lake-Bena Public Schools, Minnesota, Cass Beltrami and Hubbard Counties, General Obligation School Building Bonds, Series 2023A	5.000%	02/01/37	$2,072,046
1,145,000	Independent School District No. 2397 (Le Sueur-Henderson), Minnesota, General Obligation School Building Bonds, Series 2022A	5.000	02/01/36	1,230,990
600,000	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2023A	5.000	02/01/38	631,792
1,585,000	Kerkoven, Murdock, and Sunburg Independent School District 775, Swift County, Minnesota, General Obligation Bonds, School Building Series 2024A	5.000	02/01/41	1,683,688
500,000	La Crescent-Hokah Independent School District 300, Houston and Winona Counties, Minnesota, General Obligation Bonds, School Building & Maintenance Series 2019A	4.000	02/01/30	508,517
660,000	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A - AGM Insured	3.600	01/01/35	625,015
500,000	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A - AGM Insured	4.000	01/01/45	461,402
1,315,000	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A	4.000	02/01/38	1,317,253
3,500,000	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A	4.000	02/01/50	3,057,761
1,590,000	Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A	5.000	02/01/54	1,431,642
1,430,000	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Building Series 2023A	5.000	02/01/43	1,499,440
2,645,000	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long Term Facilities Maintenance Series 2023B	5.000	02/01/43	2,773,439
2,780,000	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long Term Facilities Maintenance Series 2023B	5.000	02/01/44	2,904,245
1,430,000	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2022A	5.000	02/01/43	1,484,022
2,195,000	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018	4.000	12/01/35	2,201,652
2,000,000	Minneapolis, Minnesota, General Obligation Bonds, Series 2023	5.000	12/01/39	2,119,959
5,000,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2024B	5.000	08/01/26	5,125,251
2,975,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A	5.000	08/01/35	3,114,229
4,705,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2021A	5.000	09/01/30	5,187,853
2,000,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2023A	5.000	08/01/41	2,139,649
7,500,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2024A	5.000	08/01/44	7,887,816
325,000	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2023B	5.000	02/01/40	342,822
500,000	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2023B	5.000	02/01/42	521,561
1,290,000	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A	3.000	02/01/43	1,017,657
1,100,000	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A	3.000	02/01/44	857,446
2,000,000	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A	3.375	02/01/35	1,909,666

See Notes To Financial Statements	25

Portfolio of Investments May 31, 2025 (continued)

Minnesota

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$530,000	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, School Building Series 2019A	3.000%	02/01/33	$509,797
1,245,000	Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2023B	4.000	02/01/40	1,230,634
1,795,000	Red Lake County, Minnesota, General Obligation School Building Bonds, Independent School District No. 2906, Series 2022A	4.000	02/01/38	1,777,480
4,000,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A	4.000	02/01/40	3,936,517
1,250,000	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A	3.000	02/01/30	1,250,271
4,000,000	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A	4.000	02/01/34	4,032,384
1,020,000	Round Lake-Brewster Independent School District 2907, Minnesota, General Obligation Bonds, School Building Series 2023A	5.000	02/01/39	1,081,589
1,285,000	Round Lake-Brewster Independent School District 2907, Minnesota, General Obligation Bonds, School Building Series 2023A	4.000	02/01/42	1,210,051
1,700,000	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A	4.000	02/01/31	1,757,606
800,000	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2022B	4.000	02/01/43	742,019
1,000,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B	4.000	02/01/45	931,268
1,340,000	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A	4.000	02/01/28	1,350,048
1,400,000	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A	4.000	02/01/30	1,409,443
1,885,000	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A	3.200	02/01/32	1,885,150
465,000	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds, School Building Series 2025A	5.000	02/01/42	488,021
1,840,000	Sartell, Minnesota, General Obligation Bonds, Series 2022A	4.000	02/01/41	1,743,436
1,180,000	Sartell, Minnesota, General Obligation Bonds, Series 2022A	4.000	02/01/43	1,097,693
250,000	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A	4.000	02/01/33	252,793
425,000	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A	4.000	02/01/34	428,441
2,500,000	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A	4.000	02/01/40	2,476,590
1,330,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A	4.000	02/01/31	1,342,144
670,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A	4.000	02/01/33	674,456
1,000,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2022A	4.000	02/01/34	1,012,877
2,030,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2022A	4.000	02/01/35	2,046,232

26	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$1,000,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A	4.000%	02/01/29	$1,004,379
825,000	Waconia Independent School District, Minnesota, General Obligation Bonds, School Building Series 2015B	3.000	02/01/28	817,579
1,315,000	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, School Building Series 2015A	4.000	02/01/27	1,324,819

	TOTAL TAX OBLIGATION/GENERAL			157,637,311

	TAX OBLIGATION/LIMITED - 11.6%
475,000	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2017A	4.200	12/15/43	401,346
1,000,000	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2023A	4.875	12/15/42	941,315
500,000	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2023A	5.000	12/15/44	478,952
1,000,000	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Refunding First Lien Series 2017A	5.000	12/15/30	1,013,760
675,000	Marshall, Minnesota, Education Services Facility, Lease Revenue Bonds, Southwest West Central Service Cooperatives, Series 2024A	5.125	02/01/41	665,297
725,000	Marshall, Minnesota, Education Services Facility, Lease Revenue Bonds, Southwest West Central Service Cooperatives, Series 2024A	5.375	02/01/45	711,005
310,000	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015	4.000	03/01/27	309,487
1,970,000	Minnesota Department of Iron Range Resource and Rehabilitation, Educational Facilities Revenue Bonds, Series 2023A	5.000	10/01/40	2,088,003
2,515,000	Minnesota Department of Iron Range Resource and Rehabilitation, Educational Facilities Revenue Bonds, Series 2023A	5.000	10/01/41	2,651,642
2,880,000	Minnesota Department of Iron Range Resource and Rehabilitation, Educational Facilities Revenue Bonds, Series 2023A	5.000	10/01/43	3,003,482
1,090,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C	3.250	08/01/30	1,089,159
200,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A	4.000	08/01/30	201,654
475,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A	4.000	08/01/34	472,712
325,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A	4.000	08/01/35	324,267
1,125,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D	4.000	08/01/38	1,091,516
500,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B	3.000	08/01/38	426,100
500,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B	3.000	08/01/39	418,024
500,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B	3.000	08/01/40	406,287
2,810,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C	4.000	08/01/35	2,848,733
2,925,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C	4.000	08/01/36	2,926,890
3,045,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C	4.000	08/01/37	2,986,073
3,165,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C	4.000	08/01/38	3,031,322
1,000,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C	4.000	08/01/43	919,683
1,780,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2022A	5.000	08/01/40	1,860,034

See Notes To Financial Statements	27

Portfolio of Investments May 31, 2025 (continued)

Minnesota

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$2,000,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2022C	5.000%	08/01/42	$2,064,924
1,280,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2023A	5.000	08/01/42	1,333,499
1,200,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2023A	5.000	08/01/44	1,237,826
5,800,000	Minnesota State, Certificates of Participation, State Office Building Project, Series 2023	5.000	11/01/43	6,064,837
1,480,000	New London Economic Development Authority, Minnesota, Lease Revenue Bonds, SWWC Service Cooperative Lease With Option to Purchase Project, Public Series 2023	5.000	02/01/38	1,480,662
2,790,000	New London Economic Development Authority, Minnesota, Lease Revenue Bonds, SWWC Service Cooperative Lease With Option to Purchase Project, Public Series 2023	5.125	02/01/43	2,750,987
1,470,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A	3.625	02/01/34	1,455,461
580,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A	3.750	02/01/36	569,886
4,600,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B	4.000	02/01/42	4,200,745
1,000,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A	4.000	02/01/36	1,000,999
175,000	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B	4.000	05/01/29	177,757
200,000	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B	4.000	05/01/32	202,190
100,000	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B	4.000	05/01/33	100,869
4,500,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	4,470,063
6,077,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	5,709,679
1,155,000	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A	5.000	04/01/29	1,200,480
355,000	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A	5.000	02/01/32	355,458
520,000	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A	5.000	02/01/34	520,667
430,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B	4.875	04/01/30	430,003
1,405,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B	5.250	04/01/43	1,316,714
2,670,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B	3.375	02/01/35	2,599,185
5,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B	4.000	02/01/36	5,023
1,000,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B	4.000	02/01/37	1,003,499
500,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2024A	5.000	02/01/43	523,956
1,810,000	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood and Economic Development Projects, Refunding Series 2024C	5.000	11/01/41	1,909,811
375,000	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A	4.000	02/01/26	374,354
320,000	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A	4.000	02/01/28	318,282
330,000	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A	4.000	02/01/30	324,819
435,000	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A	4.000	02/01/41	365,363

	TOTAL TAX OBLIGATION/LIMITED			75,334,741

28	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION - 7.6%
$1,000,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A	5.000%	01/01/33	$1,062,118
1,560,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A	5.000	01/01/49	1,550,270
1,540,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/31	1,610,727
1,500,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/32	1,562,208
1,000,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/35	1,026,983
1,235,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/39	1,246,692
5,600,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/44	5,519,673
7,370,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/49	7,214,597
8,145,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C	5.000	01/01/46	8,156,912
475,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, (AMT)	5.000	01/01/34	479,496
2,000,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022A	5.000	01/01/52	2,008,968
2,510,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022B, (AMT)	5.000	01/01/40	2,538,476
11,300,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2022B, (AMT)	5.000	01/01/47	11,128,856
4,000,000		Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Series 2024A, (AMT)	5.250	01/01/49	4,059,087

		TOTAL TRANSPORTATION			49,165,063

		U.S. GUARANTEED - 0.5% (b)
1,600,000		St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre- refunded 11/15/25)	5.000	11/15/40	1,612,414
1,530,000		Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, (Pre- refunded 2/01/26)	4.000	02/01/42	1,538,437

		TOTAL U.S. GUARANTEED			3,150,851

		UTILITIES - 8.5%
1,240,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	01/01/46	1,198,636
135,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A	5.000	01/01/50	129,292
2,275,000		Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/27)	4.000	12/01/52	2,272,928
5,000,000	(c)	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67%+ 1.000%)	3.901	12/01/52	4,988,304
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A	4.000	10/01/31	1,000,707
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A	4.000	10/01/32	1,000,644

See Notes To Financial Statements	29

Portfolio of Investments May 31, 2025 (continued)

Minnesota

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$4,650,000		Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016	5.000%	10/01/47	$4,699,917
5,555,000		Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A	5.000	12/01/47	5,635,100
390,000		Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A	4.000	10/01/28	395,204
1,610,000		Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A	4.000	10/01/33	1,610,589
355,000		Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B	4.000	10/01/28	359,578
270,000		Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B	4.000	10/01/29	272,676
2,500,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3	4.000	10/01/42	2,185,389
1,180,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, (AMT)	4.000	10/01/40	1,016,383
300,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-1. 501 C3	3.000	10/01/34	272,316
1,100,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-2, (AMT)	4.000	10/01/40	947,475
1,250,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2023-3, (AMT)	5.250	10/01/42	1,240,046
1,325,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2024-1	5.000	10/01/45	1,335,698
1,250,000		Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2024-1	5.000	10/01/46	1,259,894
4,905,000		Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A	4.000	12/01/47	4,487,565
1,175,000		Sauk Centre Public Utilities Commission, Minnesota, Electric Revenue Bonds, Series 2024A - AGM Insured	4.375	12/01/49	1,091,104
6,230,000		Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A - NPFG Insured	0.000	01/01/26	6,096,828
230,000		Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A - AGM Insured	4.000	02/01/35	230,164
260,000		Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A - AGM Insured	4.000	02/01/38	247,871
11,265,000		Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A	5.000	01/01/49	11,354,209

		TOTAL UTILITIES			55,328,517

		TOTAL MUNICIPAL BONDS (Cost $645,842,081)			616,166,393

		TOTAL LONG-TERM INVESTMENTS (Cost $645,842,081)			616,166,393

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 3.8%

		MUNICIPAL BONDS - 3.8%

		EDUCATION AND CIVIC ORGANIZATIONS - 0.5%
$3,150,000	(c),(d)	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2009	1.950	12/01/40	$3,150,000

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			3,150,000

30	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE - 3.3%
$7,895,000	(c),(d)	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A	3.000%	11/15/48	$7,895,000
4,900,000	(c),(d)	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic Series 2008B	2.150	11/15/38	4,900,000
9,000,000	(c),(d)	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2025D	1.800	11/15/64	9,000,000

		TOTAL HEALTH CARE			21,795,000

		TOTAL MUNICIPAL BONDS (Cost $24,945,000)			24,945,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $24,945,000)			24,945,000

		TOTAL INVESTMENTS - 99.0% (Cost $670,787,081)			641,111,393

		OTHER ASSETS & LIABILITIES, NET - 1.0%			6,231,092

		NET ASSETS - 100%			$647,342,485

AMT	Alternative Minimum Tax
SOFR	Secured Overnight Financing Rate

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $10,897,396 or 1.7% of Total Investments.

(b)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

See Notes To Financial Statements	31

Portfolio of Investments May 31, 2025

Nebraska

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 97.1%

	MUNICIPAL BONDS - 97.1%

	EDUCATION AND CIVIC ORGANIZATIONS - 11.2%
$1,250,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017	5.000%	07/01/47	$1,240,426
500,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2025	5.250	07/01/49	509,887
1,195,000	Nebraska State Colleges Facilities Corporation, Nebraska, Revenue Bonds, Facilities Program Series 2022B - AGM Insured	5.000	07/15/37	1,254,121
1,000,000	Nebraska State Colleges, Student Fees and Facilities Revenue Bonds, Board of Trustees, Wayne State College Series 2023 - AGM Insured	5.000	07/01/48	1,014,351
445,000	Saline County, Nebraska, Educational Facilities Revenue Bonds, Doane College Project, Refunding Series 2020A	3.000	02/15/35	403,447
500,000	Southeast Community College Area, Nebraska, Facilities Revenue Bonds, Series 2020 - AGM Insured	3.000	03/15/45	363,022
1,000,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds, Refunding Series 2017B	4.000	05/15/37	963,004
2,000,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Green Series 2021B	5.000	07/15/51	2,030,691

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			7,778,949

	HEALTH CARE - 9.6%
575,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2020A	4.000	11/15/40	530,837
300,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2020A	4.000	11/15/41	272,646
180,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017	5.000	11/15/37	182,045
500,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017	5.000	11/15/47	493,138
775,000	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014	5.000	05/15/44	752,121
500,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	4.125	11/01/36	484,818
2,000,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	5.000	11/01/45	1,939,277
250,000	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A	5.000	07/01/30	254,686
500,000	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/34	500,065
435,000	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/35	435,047
875,000	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A	5.250	02/01/37	823,797

	TOTAL HEALTH CARE			6,668,477

	HOUSING/SINGLE FAMILY - 1.0%
660,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A	3.500	09/01/36	607,449
100,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A	1.850	09/01/35	76,774
45,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A	1.950	09/01/37	32,738

	TOTAL HOUSING/SINGLE FAMILY			716,961

32	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM CARE - 1.4%
$1,200,000		Nebraska Educational, Health, Cultural and Social Services Finance Authority, Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series 2019A	4.000%	01/01/49	$966,987

		TOTAL LONG-TERM CARE			966,987

		TAX OBLIGATION/GENERAL - 44.1%
500,000		Adams County, Nebraska, General Obligation Bonds, Series 2023A	5.000	12/15/42	505,342
750,000		Bellevue, Nebraska, Tax Supported Municipal Improvement Bonds, Series 2024	4.000	09/15/49	651,094
500,000		Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016	3.000	12/15/36	441,062
270,000	(a)	Cass County School District 56 Conestoga Public Schools, Nebraska, General Obligation Bonds, School Building Series 2025A	5.000	12/15/39	281,889
750,000		City of Omaha, Nebraska, Special Tax Revenue Redevelopment and Refunding Bonds, Series 2024A	5.000	04/15/44	781,547
1,000,000		Custer County School District 025 Broken Bow Public Schools, Nebraska, General Obligation Bonds, School Building Series 2024 - BAM Insured	5.000	12/15/41	1,015,200
750,000		Dodge County School District 1 Fremont, Nebraska, General Obligation Bonds, Series 2023 - AGM Insured	5.000	12/15/48	769,147
450,000		Douglas County Sanitary and Improvement District 607 Deer Crest, Nebraska, General Obligation Bonds, Series 2024	5.000	09/15/44	401,476
840,000		Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, School Building Series 2019	4.000	06/15/33	830,234
1,000,000		Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016	3.375	12/15/41	834,076
1,500,000		Douglas County School District 1, Nebraska, General Obligation Bonds, Omaha Public Schools Series 2020	3.000	12/15/43	1,152,917
1,000,000		Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2018	4.000	12/15/38	937,625
750,000		Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2019	4.000	12/15/39	713,768
1,000,000		Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2024 - AGM Insured	4.000	12/15/45	889,982
1,000,000		Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2025	5.000	06/15/45	1,027,421
405,000		Douglas County School District 54, Ralston, Nebraska, General Obligation Bonds, Series 2023	5.000	12/15/43	418,463
1,000,000		Douglas County School District 54, Ralston, Nebraska, General Obligation Bonds, Series 2023	5.000	12/15/48	1,022,388
635,000		Douglas County School District 66, Westside, Nebraska, General Obligation Bonds, Series 2023	5.000	12/01/41	659,331
250,000		Hall County, Nebraska, Limited Tax Bonds, Building Series 2024	5.000	12/15/40	256,233
250,000		Hall County, Nebraska, Limited Tax Bonds, Building Series 2024	4.000	12/15/44	224,017
375,000		Kearney County School District 501, Nebraska, General Obligation Bonds, Axtell Community Schools School Building Series 2024	5.000	12/15/39	387,016
375,000		Kearney County School District 501, Nebraska, General Obligation Bonds, Axtell Community Schools School Building Series 2024	4.000	12/15/44	338,143
965,000		Kearney County, Nebraska, General Obligation Bonds, Recreational Facilities Series 2022	4.000	05/15/42	862,176
1,000,000		La Vista, Nebraska, General Obligation Bonds, Highway Allocation Pledge Series 2023	5.000	09/15/43	1,032,305
1,000,000		La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable Refunding Series 2022 - AGM Insured	5.000	09/15/42	1,026,442
1,000,000		Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2020	3.000	01/15/43	772,848
500,000		Nance County School District 30, Nebraska, General Obligation Bonds, Twin River Public School School Building Series 2024 - BAM Insured	4.125	12/15/49	439,146

See Notes To Financial Statements	33

Portfolio of Investments May 31, 2025 (continued)

Nebraska

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$300,000	North Platte Airport Authority, Nebraska, General Obligation Bonds, Series 2024	4.750%	12/15/44	$262,576
500,000	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2018A	4.000	01/15/37	501,251
500,000	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2019	4.000	04/15/37	496,482
1,000,000	Omaha, Nebraska, General Obligation Bonds, Various Purpose Series 2022	5.000	04/15/41	1,048,555
500,000	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A	5.000	01/15/33	514,444
1,000,000	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2024C	4.000	04/15/49	872,398
1,000,000	Otoe County School District 0501 Palmyra District OR-1, Nebraska, General Obligation Bonds, School Building Series 2022	5.000	12/15/42	1,024,450
1,000,000	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2023	4.250	12/01/43	954,075
1,000,000	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2024	5.000	12/01/44	1,038,280
1,000,000	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2025	5.000	12/01/45	1,033,458
1,000,000	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2019	5.000	06/15/40	1,022,981
1,000,000	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018	5.000	12/15/47	1,010,507
1,000,000	Wayne County School District 17, Nebraska, General Obligation Bonds, Wayne Community Schools, School Building Series 2023	4.250	12/15/48	907,972
530,000	Wayne County School District 17, Nebraska, General Obligation Bonds, Wayne Community Schools, School Building Series 2024	5.000	12/15/43	538,061
750,000	York County School District 12, Nebraska, General Obligation Bonds, School Building Series 2024	5.000	12/15/45	765,779

	TOTAL TAX OBLIGATION/GENERAL			30,662,557

	TAX OBLIGATION/LIMITED - 7.8%
500,000	Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series 2023	4.000	06/15/43	456,944
500,000	Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series 2018	4.000	09/15/27	500,333
1,250,000	Douglas County Nebraska, Sanitary and Improvement, District Number 608, General Obligation Bonds, North Streams, Series 2022	6.000	12/15/47	1,081,470
1,060,000	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/28	1,079,396
500,000	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Refunding Series 2016A	4.000	06/01/36	498,039
1,200,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	1,127,467
750,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	672,380

	TOTAL TAX OBLIGATION/LIMITED			5,416,029

	TRANSPORTATION - 3.6%
1,000,000	Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT)	4.000	07/01/36	947,499
550,000	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds, Series 2017A, (AMT)	5.000	12/15/36	552,510
1,000,000	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds, Series 2024, (AMT)	5.250	12/15/49	1,016,086

	TOTAL TRANSPORTATION			2,516,095

	U.S. GUARANTEED - 0.7% (b)
450,000	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds, Series 2017A, (Pre-refunded 12/15/26), (AMT)	5.000	12/15/36	461,102

	TOTAL U.S. GUARANTEED			461,102

34	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 17.7%
$465,000		Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A	5.000%	09/01/37	$488,068
1,000,000		Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)	5.000	05/01/54	1,030,814
1,930,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017	5.000	07/01/40	1,931,919
500,000		Guam Power Authority, Revenue Bonds, Refunding Series 2022A	5.000	10/01/43	506,827
500,000		Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015	3.250	12/01/32	485,549
1,000,000		Nebraska Public Power District, General Revenue Bonds, Series 2016A	5.000	01/01/41	1,003,437
1,200,000		Nebraska Public Power District, General Revenue Bonds, Series 2023A	5.000	07/01/28	1,259,552
1,000,000		Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2018A	5.000	02/01/39	1,021,864
750,000		Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2022B	5.000	02/01/47	767,823
1,000,000		Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2024A	5.500	02/01/49	1,056,622
500,000	(a)	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2025A	5.000	02/01/43	524,720
320,000		Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A	3.500	02/01/42	271,461
1,500,000		Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A	5.000	01/01/40	1,513,117
100,000		Wheat Belt Public Power District, Nebraska, Electric System Revenue Bonds, Series 2025	4.625	09/01/41	92,931
340,000		Wheat Belt Public Power District, Nebraska, Electric System Revenue Bonds, Series 2025	5.000	09/01/45	307,603

		TOTAL UTILITIES			12,262,307

		TOTAL MUNICIPAL BONDS (Cost $71,043,947)			67,449,464

		TOTAL LONG-TERM INVESTMENTS (Cost $71,043,947)			67,449,464

		OTHER ASSETS & LIABILITIES, NET - 2.9%			2,004,607

		NET ASSETS - 100%			$69,454,071

AMT	Alternative Minimum Tax

(a)	When-issued or delayed delivery security.
(b)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

See Notes To Financial Statements	35

Portfolio of Investments May 31, 2025

Oregon Intermediate

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.0%
		MUNICIPAL BONDS - 99.0%

		EDUCATION AND CIVIC ORGANIZATIONS - 6.3%
$1,095,000		Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A	5.000%	05/01/30	$1,095,430
1,525,000		Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2022A	5.000	05/01/32	1,566,844
420,000		Oregon Facilities Authority, Oregon, Revenue Bonds, Southern Oregon Goodwill project, Series A	5.000	12/01/40	406,827
95,000	(a)	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A	5.000	06/15/29	94,940
920,000	(a)	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A	5.000	06/15/34	911,080
100,000	(a)	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A	5.500	06/15/35	100,178
600,000		Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A	5.000	06/15/33	600,839
2,025,000	(b)	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Refunding Series 2025A	5.000	04/01/40	2,074,223
490,000	(a)	Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds, Academy for Character Education, Series 2022A	6.750	06/15/42	490,629
455,000	(a)	Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds, Redmond Proficiency Academy Project, Series 2025A	5.500	06/15/45	450,246
1,000,000		Yamhill County, Oregon, Revenue Bonds, George Fox University Project, Refunding Series 2021	4.000	12/01/36	994,745
1,875,000		Yamhill County, Oregon, Revenue Bonds, George Fox University Project, Refunding Series 2021	4.000	12/01/41	1,739,927
1,000,000		Yamhill County, Oregon, Revenue Bonds, Linfield University Project, Refunding Series 2020A	5.000	10/01/35	1,009,169

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			11,535,077

		HEALTH CARE - 12.8%
455,000		Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250	08/01/39	482,591
1,000,000		Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250	08/01/40	1,049,874
375,000		Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A	4.000	01/01/33	374,965
1,000,000		Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A	5.000	01/01/33	1,005,987
715,000		Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2020A	4.000	01/01/34	712,929
690,000		Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A	5.000	11/15/25	690,474
4,155,000		Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A	4.125	11/15/32	4,155,117
600,000		Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A	5.000	10/01/30	631,105
485,000		Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A	5.000	10/01/29	489,669
1,325,000		Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A	5.000	10/01/30	1,335,905
4,105,000		Oregon Health and Science University, Revenue Bonds, Green Series 2021B-1, (Mandatory Put 2/01/30)	5.000	07/01/46	4,362,066
1,000,000		Oregon Health and Science University, Revenue Bonds, Series 2019A	5.000	07/01/29	1,072,758
560,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Refunding Series 2016A	5.000	05/15/30	568,105
1,000,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Refunding Series 2016A	5.000	05/15/31	1,013,725
1,200,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Refunding Series 2016A	5.000	05/15/46	1,175,835
2,235,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A	5.000	05/15/32	2,345,141

36	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$1,230,000		Union County Oregon, Hospital Facility Authority Revenue Bonds, Grande Ronde Hospital Incorporated, Series 2022	5.000%	07/01/33	$1,277,883
695,000		Union County Oregon, Hospital Facility Authority Revenue Bonds, Grande Ronde Hospital Incorporated, Series 2022	5.000	07/01/34	717,160

		TOTAL HEALTH CARE			23,461,289

		HOUSING/MULTIFAMILY - 0.7%
340,000		Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016	4.000	07/15/29	342,587
1,000,000		Oregon Housing and Community Services Department, Oregon, Multifamily Housing Revenue Bonds, Hollywood Hub Apartments Project, Series 2024R, (Mandatory Put 1/01/29)	4.000	01/10/48	1,009,241

		TOTAL HOUSING/MULTIFAMILY			1,351,828

		HOUSING/SINGLE FAMILY - 0.8%
935,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2021A	1.900	01/01/33	768,333
825,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2021A	1.950	07/01/33	671,437

		TOTAL HOUSING/SINGLE FAMILY			1,439,770

		INFORMATION TECHNOLOGY - 1.1%
2,000,000	(c)	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, (Mandatory Put 6/15/28)	3.800	12/01/40	2,013,204

		TOTAL INFORMATION TECHNOLOGY			2,013,204

		LONG-TERM CARE - 5.9%
385,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.000	11/15/27	389,582
300,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.000	11/15/28	303,463
315,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.000	11/15/29	318,394
330,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.000	11/15/30	333,311
460,000		Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A	4.000	11/15/25	458,670
200,000		Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A	4.000	05/15/26	199,150
400,000		Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A	4.000	11/15/26	397,629
350,000		Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A	4.000	05/15/27	347,398
350,000		Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A	4.000	11/15/27	346,843
1,130,000		Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012	5.000	12/01/29	1,130,193
325,000		Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016	5.000	12/01/30	326,789
1,005,000		Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A	4.000	12/01/36	910,730
1,040,000		Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A	5.125	07/01/35	1,040,062
1,540,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Bonds, Series 2022	4.000	05/15/40	1,362,576
1,150,000		Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A	5.000	11/15/31	1,148,400
1,940,000		Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2021A	5.000	11/15/36	1,865,912

		TOTAL LONG-TERM CARE			10,879,102

See Notes To Financial Statements	37

Portfolio of Investments May 31, 2025 (continued)

Oregon Intermediate

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL - 38.8%
$750,000	Aurora, Marion County, Oregon, General Obligation Bonds, Taxable Series 2024 - BAM Insured	5.250%	06/01/45	$783,078
2,400,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Current Interest Series 2017C	5.000	06/15/35	2,462,987
2,000,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Deferred Interest Series 2017B	0.000	06/15/33	1,437,648
2,000,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2025A	0.000	06/15/41	928,217
820,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2025B	5.000	06/15/36	917,483
1,380,000	Bend, Oregon, General Obligation Bonds, Full Faith & Credit Series 2023	5.000	06/01/36	1,541,466
350,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/26	357,719
2,835,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/27	2,960,437
350,000	Benton County, Oregon, Full Faith and Credit Obligations, Series 2023	5.000	06/01/37	379,969
250,000	Benton County, Oregon, Full Faith and Credit Obligations, Series 2023	5.000	06/01/38	268,682
1,000,000	Boardman, Morrow County, Oregon, General Obligation Bonds, Series 2021 - BAM Insured	4.000	06/15/35	1,007,013
200,000	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005 - AGM Insured	5.250	06/01/25	200,000
1,665,000	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Series 2017	4.000	06/01/32	1,678,591
1,000,000	Clackamas and Multnomah Counties School District 7J, Lake Oswego, Oregon, General Obligation Bonds, Series 2025	5.000	06/01/42	1,055,355
875,000	Clackamas Community College District, Oregon, General Obligation Bonds, Refunding Series 2025	5.000	06/15/42	924,303
4,000,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Deferred Interest Series 2017A	0.000	06/15/41	1,723,821
585,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018	5.000	06/15/31	614,565
550,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018	5.000	06/15/32	576,355
605,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018B	5.000	06/15/33	629,834
1,000,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Series 2025B	5.000	06/15/42	1,060,532
1,000,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B	0.000	06/15/25	998,723
1,135,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2023A	0.000	06/15/34	791,068
2,000,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2023A	0.000	06/15/35	1,322,032
1,210,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2023A	0.000	06/15/37	709,797
1,000,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2023A	0.000	06/15/38	548,998
1,335,000	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series 2023	5.000	06/15/36	1,468,330
1,845,000	Jackson County School District 5 Ashland, Oregon, General Obligation Bonds, Series 2019	5.000	06/15/34	1,946,481
1,675,000	Jackson County School District 6, Central Point, Oregon, General Obligation Bonds, Series 2019A	4.000	06/15/34	1,685,780
230,000	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008	5.200	06/01/31	231,269
1,000,000	Lane Community College, Lane, Linn, Benton and Douglas Counties, Oregon, General Obligation Bonds, Series 2020A	4.000	06/15/33	1,024,172
1,750,000	Lane Community College, Lane, Linn, Benton and Douglas Counties, Oregon, General Obligation Bonds, Series 2020A	4.000	06/15/34	1,779,855

38	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$3,900,000		Lane County School District 4J Eugene, Oregon, General Obligation Bonds, School Bond Guaranty Series 2019	4.000%	06/15/35	$3,931,710
2,000,000		Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B	5.000	06/15/34	2,146,406
2,145,000		Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B	5.000	06/15/35	2,292,341
2,000,000		Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2018	5.000	06/15/33	2,081,510
1,050,000		Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2018	5.000	06/15/38	1,074,338
1,000,000		Marion County School District 15 North Marion, Oregon, General Obligation Bonds, Series 2018B	5.000	06/15/31	1,046,409
2,500,000		Metro, Oregon, General Obligation Bonds, Series 2020A	4.000	06/01/34	2,564,883
1,590,000		Metro, Oregon, General Obligation Bonds, Series 2025	5.000	06/01/41	1,706,186
765,000		Oregon City, Oregon, General Obligation Bonds, Series 2018	5.000	06/01/31	800,162
450,000	(d)	Oregon Coast Community College District, Lincoln County, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2024	0.000	06/15/39	479,630
350,000	(d)	Oregon Coast Community College District, Lincoln County, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2024	0.000	06/15/41	367,511
770,000		Oregon State, General Obligation Bonds, Series 2024A	5.000	05/01/37	851,491
1,210,000		Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation Bonds, Current Interest Series 2018B	5.000	06/15/32	1,263,355
145,000		Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018	3.750	06/15/28	144,164
180,000		Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018	4.000	06/15/33	177,676
900,000		Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016	5.000	06/15/29	914,758
1,455,000		Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2023	5.000	06/15/38	1,573,114
500,000		Redmond Area Park and Recreation District, Deschutes County, Oregon, General Obligation Bonds, Series 2023	5.000	06/15/34	552,314
350,000		Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A	5.000	06/01/25	350,000
630,000		Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1	5.000	06/01/36	654,862
2,285,000		Saint Helens, Oregon, Full Faith and Credit Obligations, Series 2021	4.000	08/01/41	2,156,325
245,000		Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017	5.000	06/15/27	255,593
340,000		Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017	5.000	06/15/29	351,449
315,000		Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017	5.000	06/15/31	324,966
6,000,000		Washington County School District 13, Oregon, General Obligation Bonds, Series 2024A	0.000	06/15/44	2,283,309
965,000		Washington County School District 15, Forest Grove, Oregon, General Obligation Bonds, Series 2012B	0.000	06/15/25	963,781
1,320,000		Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B	4.000	03/01/31	1,327,294
1,010,000		Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017	5.000	06/15/31	1,045,547
1,450,000		Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017	5.000	06/15/34	1,492,365
1,000,000		Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016	4.000	06/15/31	1,006,451
1,000,000		Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016	4.000	06/15/32	1,005,049

		TOTAL TAX OBLIGATION/GENERAL			71,199,509

See Notes To Financial Statements	39

Portfolio of Investments May 31, 2025 (continued)

Oregon Intermediate

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED - 11.5%
$1,000,000		Beaverton, Oregon, Special Revenue Bonds, Series 2020A	4.000%	06/01/37	$1,003,111
200,000		Cannon Beach, Clatsop County, Oregon, General Obligation Bonds, Full Faith Credit Series 2024	5.000	06/01/37	218,291
2,260,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/28	2,273,233
500,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/29	502,673
1,635,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/28	1,664,917
460,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/32	469,658
1,000,000		Oregon Department of Administrative Services, State Lottery Revenue Bonds, Projects and Refunding Series 2025A	5.000	04/01/38	1,100,396
2,000,000		Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Subordinate Lien Series 2019A	5.000	11/15/35	2,118,449
750,000		Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2022A	5.000	11/15/35	827,613
5,470,000		Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Subordinate Lien Series 2020A	4.000	11/15/39	5,294,108
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	933,815
1,600,000		Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds, Series 2018	5.000	12/15/30	1,673,190
1,000,000		Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A	5.000	10/01/31	1,041,221
2,060,000		Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A	4.000	10/01/33	2,077,039

		TOTAL TAX OBLIGATION/LIMITED			21,197,714

		TRANSPORTATION - 6.9%
350,000		Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016 - AGM Insured	4.000	12/01/34	350,295
1,000,000	(a)	Port of Morrow, Morrow County Oregon, Full Faith and Credit Obligations, Series 2024A	5.150	10/01/26	1,001,492
3,745,000		Port of Portland, Oregon, International Airport Revenue Bonds, Green Series 2023-29, (AMT)	5.000	07/01/29	3,949,799
2,400,000		Port of Portland, Oregon, International Airport Revenue Bonds, Green Series 2024-30A, (AMT)	5.000	07/01/37	2,524,469
1,690,000		Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B, (AMT)	5.000	07/01/35	1,701,813
3,040,000		Port of Portland, Oregon, International Airport Revenue Bonds, Series 2022-28, (AMT)	5.000	07/01/34	3,220,155

		TOTAL TRANSPORTATION			12,748,023

		UTILITIES - 14.2%
2,140,000		Beaverton, Oregon, Water Revenue Bonds, Series 2020	5.000	04/01/40	2,222,001
2,090,000		Beaverton, Oregon, Water Revenue Bonds, Series 2022	4.000	04/01/35	2,137,044
2,150,000		Beaverton, Oregon, Water Revenue Bonds, Series 2022	4.000	04/01/36	2,175,179
350,000		Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016	5.000	12/01/34	352,173
1,000,000	(b)	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Series 2025	5.000	06/01/42	1,038,024
1,135,000		Eugene, Oregon, Electric Utility Revenue Bonds, Refunding Series 2024	5.000	08/01/42	1,198,769
250,000		Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023	5.000	08/01/36	275,009
250,000		Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023	5.000	08/01/37	272,809
250,000		Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023	5.000	08/01/38	270,517
1,065,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	07/01/28	1,077,799
1,120,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	07/01/29	1,131,677
1,180,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	07/01/30	1,191,667

40	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$500,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000%	10/01/36	$539,537
1,050,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/37	1,123,863
1,595,000		Portland, Oregon, Sewer System Revenue Bonds, Second Lien Refunding Series 2023A	5.000	12/01/36	1,744,613
500,000		Portland, Oregon, Sewer System Revenue Bonds, Second Lien Refunding Series 2025A	5.000	10/01/42	529,745
2,500,000		Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A	4.000	04/01/33	2,509,956
3,000,000		Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2022A	4.000	04/01/35	3,047,824
1,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/33	1,023,876
1,525,000	(a)	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B	5.000	11/01/33	1,611,380
500,000	(a)	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B	5.000	11/01/36	522,329

		TOTAL UTILITIES			25,995,791

		TOTAL MUNICIPAL BONDS (Cost $185,391,848)			181,821,307

		TOTAL LONG-TERM INVESTMENTS (Cost $185,391,848)			181,821,307

		OTHER ASSETS & LIABILITIES, NET - 1.0%			1,796,534

		NET ASSETS - 100%			$183,617,841

AMT	Alternative Minimum Tax

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,206,150 or 3.4% of Total Investments.

(b)	When-issued or delayed delivery security.
(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

See Notes To Financial Statements	41

Statement of Assets and Liabilities

May 31, 2025	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
ASSETS
Long-term investments, at value†	$311,971,567	$616,166,393	$67,449,464	$181,821,307
Short-term investments, at value◇	1,700,000	24,945,000	–	–
Cash	1,204,234	1,869,444	1,858,100	1,284,220
Receivables:
Interest	4,089,854	8,807,000	1,077,961	2,315,591
Investments sold	575,000	225,000	–	1,322,326
Reimbursement from Adviser	–	–	6,912	2,858
Shares sold	298,759	380,497	4,380	594,226
Other	43,803	49,370	18,235	15,993

Total assets	319,883,217	652,442,704	70,415,052	187,356,521
LIABILITIES
Payables:
Management fees	133,766	269,251	29,885	77,811
Dividends	264,778	295,911	26,191	142,500
Interest	699	5,967	160	396
Investments purchased - when-issued/delayed-delivery settlement	–	–	802,855	3,126,572
Shares redeemed	283,593	4,308,133	60,042	322,672
Accrued expenses:
Custodian fees	32,548	48,349	14,745	22,249
Directors fees	15,817	21,090	1,828	5,010
Professional fees	9,249	17,222	3,208	6,084
Shareholder reporting expenses	11,204	16,347	7,995	8,203
Shareholder servicing agent fees	31,032	65,228	7,112	21,068
12b-1 distribution and service fees	18,050	46,416	6,016	5,405
Other	1,746	6,305	944	710

Total liabilities	802,482	5,100,219	960,981	3,738,680
Net assets	$319,080,735	$647,342,485	$69,454,071	$183,617,841
NET ASSETS CONSIST OF:
Paid-in capital	$344,732,556	$731,124,880	$86,801,314	$201,223,129

Total distributable earnings (loss)	(25,651,821)	(83,782,395)	(17,347,243)	(17,605,288)
Net assets	$319,080,735	$647,342,485	$69,454,071	$183,617,841

† Long-term investments, cost	$319,757,110	$645,842,081	$71,043,947	$185,391,848
◇ Short-term investments, cost	$1,700,000	$24,945,000	$–	$–

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate

CLASS A:

Net assets	$79,841,782	$220,042,819	$31,519,929	$25,161,413

Shares outstanding	8,347,322	21,135,504	3,350,785	2,626,341

Net asset value (“NAV”) per share	$9.56	$10.41	$9.41	$9.58

Maximum sales charge	3.00%	4.20%	4.20%	3.00%

Offering price per share (NAV per share plus maximum sales charge)	$9.86	$10.87	$9.82	$9.88

CLASS C:

Net assets	$5,126,864	$10,608,564	$821,584	$1,589,595

Shares outstanding	539,572	1,019,741	87,441	166,855

NAV and offering price per share	$9.50	$10.40	$9.40	$9.53

CLASS I:

Net assets	$234,112,089	$416,691,102	$37,112,558	$156,866,833

Shares outstanding	24,582,319	40,074,796	3,938,601	16,341,780

NAV and offering price per share	$9.52	$10.40	$9.42	$9.60

Authorized shares - per class	2 billion	2 billion	2 billion	2 billion

Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001

See Notes to Financial Statements.

42

Statement of Operations

Year Ended May 31, 2025	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate

INVESTMENT INCOME
Interest	$12,207,986	$26,681,686	$2,807,142	$6,750,928
Total investment income	12,207,986	26,681,686	2,807,142	6,750,928

EXPENSES
Management fees	1,585,946	3,151,065	367,996	954,463
12b-1 service fees - Class A	160,360	439,945	66,267	51,803
12b-1 distribution and service fees - Class C	57,770	119,288	9,407	13,994
Shareholder servicing agent fees - Class A	26,473	78,696	12,785	9,609
Shareholder servicing agent fees - Class C	1,902	4,261	362	518
Shareholder servicing agent fees - Class I	77,025	148,808	14,875	60,332
Interest expense	57,032	43,642	25,019	30,456
Directors fees	12,282	25,107	2,808	7,350
Custodian expenses, net	41,673	53,327	20,508	17,539
Registration fees	18,490	27,705	20,430	13,675
Professional fees	56,867	76,034	44,960	51,498
Shareholder reporting expenses	34,141	41,251	29,828	29,723
Other	15,643	16,315	13,340	12,634

Total expenses before fee waiver/expense reimbursement	2,145,604	4,225,444	628,585	1,253,594
Fee waiver/expense reimbursement	—	—	(96,922)	(2,858)
Net expenses	2,145,604	4,225,444	531,663	1,250,736

Net investment income (loss)	10,062,382	22,456,242	2,275,479	5,500,192

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(574,864)	(1,379,737)	(814,269)	(196,819)
Net realized gain (loss)	(574,864)	(1,379,737)	(814,269)	(196,819)

Change in unrealized appreciation (depreciation) on:
Investments	(915,782)	(12,637,969)	(970,304)	(1,069,173)
Net change in unrealized appreciation (depreciation)	(915,782)	(12,637,969)	(970,304)	(1,069,173)

Net realized and unrealized gain (loss)	(1,490,646)	(14,017,706)	(1,784,573)	(1,265,992)

Net increase (decrease) in net assets from operations	$8,571,736	$8,438,536	$490,906	$4,234,200

See Notes to Financial Statements.

43

Statement of Changes in Net Assets

	Minnesota Intermediate		Minnesota
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$10,062,382	$9,986,761	$22,456,242	$19,522,781
Net realized gain (loss)	(574,864)	(2,809,331)	(1,379,737)	(7,087,582)
Net change in unrealized appreciation (depreciation)	(915,782)	766,350	(12,637,969)	4,027,752

Net increase (decrease) in net assets from operations	8,571,736	7,943,780	8,438,536	16,462,951

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(2,427,910)	(2,465,421)	(7,703,482)	(6,990,788)
Class C	(129,309)	(164,725)	(319,594)	(389,330)
Class I	(7,526,314)	(7,544,954)	(15,344,750)	(12,424,196)

Total distributions	(10,083,533)	(10,175,100)	(23,367,826)	(19,804,314)

FUND SHARE TRANSACTIONS
Subscriptions	101,144,757	123,522,905	223,789,873	237,553,251
Reinvestments of distributions	6,876,703	6,589,877	19,788,678	16,610,305
Redemptions	(108,754,935)	(145,993,852)	(185,099,927)	(188,985,378)

Net increase (decrease) from Fund share transactions	(733,475)	(15,881,070)	58,478,624	65,178,178
Net increase (decrease) in net assets	(2,245,272)	(18,112,390)	43,549,334	61,836,815
Net assets at the beginning of period	321,326,007	339,438,397	603,793,151	541,956,336

Net assets at the end of period	$319,080,735	$321,326,007	$647,342,485	$603,793,151

See Notes to Financial Statements.

44

	Nebraska		Oregon Intermediate
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$2,275,479	$2,323,504	$5,500,192	$4,872,328
Net realized gain (loss)	(814,269)	(4,870,716)	(196,819)	(1,607,620)
Net change in unrealized appreciation (depreciation)	(970,304)	3,195,950	(1,069,173)	491,186

Net increase (decrease) in net assets from operations	490,906	648,738	4,234,200	3,755,894

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(1,007,002)	(968,358)	(715,796)	(658,194)
Class C	(20,661)	(24,103)	(27,356)	(34,968)
Class I	(1,247,237)	(1,142,879)	(4,834,067)	(4,121,443)

Total distributions	(2,274,900)	(2,135,340)	(5,577,219)	(4,814,605)

FUND SHARE TRANSACTIONS
Subscriptions	12,676,112	16,074,653	61,281,389	71,354,403
Reinvestments of distributions	1,981,776	1,903,483	3,940,334	3,236,518
Redemptions	(17,031,991)	(44,210,417)	(62,398,809)	(74,660,602)

Net increase (decrease) from Fund share transactions	(2,374,103)	(26,232,281)	2,822,914	(69,681)
Net increase (decrease) in net assets	(4,158,097)	(27,718,883)	1,479,895	(1,128,392)
Net assets at the beginning of period	73,612,168	101,331,051	182,137,946	183,266,338

Net assets at the end of period	$69,454,071	$73,612,168	$183,617,841	$182,137,946

See Notes to Financial Statements.

45

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Minnesota Intermediate
Class A
5/31/25	$9.61	$0.29	$(0.05)	$0.24	$(0.29)	$—	$(0.29)	$9.56
5/31/24	9.68	0.28	(0.06)	0.22	(0.29)	—	(0.29)	9.61
5/31/23	9.86	0.25	(0.18)	0.07	(0.25)	—	(0.25)	9.68
5/31/22	10.65	0.20	(0.80)	(0.60)	(0.19)	—	(0.19)	9.86
5/31/21	10.48	0.22	0.17	0.39	(0.22)	—	(0.22)	10.65
Class C
5/31/25	9.55	0.21	(0.04)	0.17	(0.22)	—	(0.22)	9.50
5/31/24	9.62	0.20	(0.06)	0.14	(0.21)	—	(0.21)	9.55
5/31/23	9.80	0.18	(0.19)	(0.01)	(0.17)	—	(0.17)	9.62
5/31/22	10.58	0.12	(0.80)	(0.68)	(0.10)	—	(0.10)	9.80
5/31/21	10.41	0.13	0.17	0.30	(0.13)	—	(0.13)	10.58
Class I
5/31/25	9.57	0.31	(0.05)	0.26	(0.31)	—	(0.31)	9.52
5/31/24	9.64	0.30	(0.07)	0.23	(0.30)	—	(0.30)	9.57
5/31/23	9.82	0.27	(0.18)	0.09	(0.27)	—	(0.27)	9.64
5/31/22	10.60	0.22	(0.80)	(0.58)	(0.20)	—	(0.20)	9.82
5/31/21	10.43	0.24	0.16	0.40	(0.23)	—	(0.23)	10.60

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

46

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	(Loss)	Rate

2.54%	$79,842	0.81%	0.79%	3.02%	14%
2.27	87,301	0.83	0.81	2.91	21
0.71	85,313	0.81	0.81	2.62	13
(5.75)	113,097	0.80	0.80	1.96	28
3.71	138,393	0.79	0.79	2.05	6

1.73	5,127	1.61	1.59	2.22	14
1.45	6,364	1.63	1.61	2.10	21
(0.11)	8,829	1.61	1.61	1.82	13
(6.46)	11,621	1.60	1.60	1.16	28
2.91	13,672	1.59	1.59	1.25	6

2.74	234,112	0.61	0.59	3.22	14
2.47	227,661	0.63	0.61	3.10	21
0.90	245,297	0.61	0.61	2.82	13
(5.52)	272,534	0.60	0.60	2.16	28
3.90	306,289	0.59	0.59	2.25	6

See Notes to Financial Statements.

47

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Minnesota
Class A
5/31/25	$10.63	$0.36	$(0.20)	$0.16	$(0.38)	$—	$(0.38)	$10.41
5/31/24	10.68	0.36	(0.05)	0.31	(0.36)	—	(0.36)	10.63
5/31/23	11.08	0.33	(0.41)	(0.08)	(0.32)	—	(0.32)	10.68
5/31/22	12.11	0.24	(1.06)	(0.82)	(0.21)	—	(0.21)	11.08
5/31/21	11.78	0.25	0.34	0.59	(0.26)	—	(0.26)	12.11
Class C
5/31/25	10.62	0.27	(0.20)	0.07	(0.29)	—	(0.29)	10.40
5/31/24	10.67	0.27	(0.04)	0.23	(0.28)	—	(0.28)	10.62
5/31/23	11.07	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	10.67
5/31/22	12.10	0.15	(1.06)	(0.91)	(0.12)	—	(0.12)	11.07
5/31/21	11.77	0.15	0.34	0.49	(0.16)	—	(0.16)	12.10
Class I
5/31/25	10.62	0.38	(0.20)	0.18	(0.40)	—	(0.40)	10.40
5/31/24	10.66	0.38	(0.04)	0.34	(0.38)	—	(0.38)	10.62
5/31/23	11.07	0.34	(0.41)	(0.07)	(0.34)	—	(0.34)	10.66
5/31/22	12.10	0.26	(1.05)	(0.79)	(0.24)	—	(0.24)	11.07
5/31/21	11.77	0.27	0.34	0.61	(0.28)	—	(0.28)	12.10

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

48

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	(Loss)	Rate

1.41%	$220,043	0.77%	0.76%	3.35%	8%
2.99	214,252	0.80	0.79	3.36	26
(0.73)	206,858	0.79	0.79	3.03	29
(6.83)	225,930	0.77	0.77	2.03	28
5.02	277,598	0.77	0.77	2.07	7

0.59	10,609	1.57	1.56	2.55	8
2.16	13,274	1.60	1.59	2.56	26
(1.51)	17,824	1.59	1.59	2.22	29
(7.58)	25,848	1.57	1.57	1.23	28
4.19	33,134	1.57	1.57	1.28	7

1.61	416,691	0.57	0.56	3.56	8
3.29	376,267	0.60	0.59	3.56	26
(0.61)	317,275	0.59	0.59	3.21	29
(6.64)	392,073	0.57	0.57	2.23	28
5.23	421,865	0.57	0.57	2.27	7

See Notes to Financial Statements.

49

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Nebraska
Class A
5/31/25	$9.65	$0.30	$(0.24)	$0.06	$(0.30)	$—	$(0.30)	$9.41
5/31/24	9.72	0.26	(0.09)	0.17	(0.24)	—	(0.24)	9.65
5/31/23	10.03	0.20	(0.32)	(0.12)	(0.19)	—	(0.19)	9.72
5/31/22	11.11	0.17	(1.09)	(0.92)	(0.16)	—	(0.16)	10.03
5/31/21	10.98	0.20	0.13	0.33	(0.20)	—	(0.20)	11.11
Class C
5/31/25	9.64	0.22	(0.24)	(0.02)	(0.22)	—	(0.22)	9.40
5/31/24	9.71	0.18	(0.09)	0.09	(0.16)	—	(0.16)	9.64
5/31/23	10.01	0.12	(0.31)	(0.19)	(0.11)	—	(0.11)	9.71
5/31/22	11.08	0.08	(1.08)	(1.00)	(0.07)	—	(0.07)	10.01
5/31/21	10.95	0.11	0.13	0.24	(0.11)	—	(0.11)	11.08
Class I
5/31/25	9.67	0.32	(0.25)	0.07	(0.32)	—	(0.32)	9.42
5/31/24	9.74	0.27	(0.08)	0.19	(0.26)	—	(0.26)	9.67
5/31/23	10.05	0.22	(0.32)	(0.10)	(0.21)	—	(0.21)	9.74
5/31/22	11.13	0.19	(1.09)	(0.90)	(0.18)	—	(0.18)	10.05
5/31/21	11.00	0.22	0.13	0.35	(0.22)	—	(0.22)	11.13

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

50

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net	Gross	Gross	Net	Net
	Assets,	Expenses	Expenses	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	Interest(c),(d)	Interest(d)	(Loss)(d)	Rate

0.53%	$31,520	0.96%	0.93%	0.82%	0.79%	3.04%	19%
1.75	35,597	0.94	0.91	0.84	0.81	2.66	20
(1.20)	44,057	0.89	0.89	0.82	0.82	2.05	18
(8.34)	55,101	0.88	0.88	0.87	0.87	1.57	26
3.03	62,259	0.88	0.88	0.87	0.87	1.79	4

(0.31)	822	1.76	1.73	1.62	1.59	2.23	19
0.93	991	1.74	1.71	1.64	1.61	1.83	20
(1.89)	1,985	1.69	1.69	1.62	1.62	1.25	18
(9.03)	2,650	1.68	1.68	1.67	1.67	0.77	26
2.20	3,110	1.68	1.68	1.67	1.67	1.00	4

0.62	37,113	0.76	0.73	0.62	0.59	3.24	19
1.95	37,025	0.74	0.71	0.64	0.61	2.82	20
(0.99)	55,289	0.69	0.69	0.62	0.62	2.25	18
(8.12)	64,848	0.68	0.68	0.67	0.67	1.77	26
3.24	66,647	0.68	0.68	0.67	0.67	1.99	4

See Notes to Financial Statements.

51

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Oregon Intermediate
Class A
5/31/25	$9.64	$0.27	$(0.06)	$0.21	$(0.27)	$—	$(0.27)	$9.58
5/31/24	9.65	0.25	(0.02)	0.23	(0.24)	—	(0.24)	9.64
5/31/23	9.83	0.22	(0.19)	0.03	(0.21)	—	(0.21)	9.65
5/31/22	10.70	0.17	(0.88)	(0.71)	(0.16)	—	(0.16)	9.83
5/31/21	10.61	0.18	0.10	0.28	(0.19)	—	(0.19)	10.70
Class C
5/31/25	9.58	0.19	(0.05)	0.14	(0.19)	—	(0.19)	9.53
5/31/24	9.60	0.17	(0.02)	0.15	(0.17)	—	(0.17)	9.58
5/31/23	9.77	0.14	(0.18)	(0.04)	(0.13)	—	(0.13)	9.60
5/31/22	10.64	0.09	(0.88)	(0.79)	(0.08)	—	(0.08)	9.77
5/31/21	10.55	0.10	0.10	0.20	(0.11)	—	(0.11)	10.64
Class I
5/31/25	9.66	0.29	(0.06)	0.23	(0.29)	—	(0.29)	9.60
5/31/24	9.67	0.27	(0.02)	0.25	(0.26)	—	(0.26)	9.66
5/31/23	9.85	0.23	(0.19)	0.04	(0.22)	—	(0.22)	9.67
5/31/22	10.72	0.19	(0.87)	(0.68)	(0.19)	—	(0.19)	9.85
5/31/21	10.63	0.20	0.10	0.30	(0.21)	—	(0.21)	10.72

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

52

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net	Gross	Gross	Net	Net
	Assets,	Expenses	Expenses	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	Interest(c),(d)	Interest(d)	(Loss)(d)	Rate

2.16%	$25,161	0.83%	0.81%	0.83%	0.81%	2.73%	18%
2.45	25,293	0.86	0.84	0.86	0.84	2.54	20
0.27	26,804	0.83	0.83	0.83	0.83	2.22	18
(6.69)	33,236	0.81	0.81	0.81	0.81	1.65	21
2.69	35,100	0.80	0.80	0.80	0.80	1.69	4

1.44	1,590	1.63	1.61	1.63	1.61	1.93	18
1.52	1,536	1.66	1.64	1.66	1.64	1.74	20
(0.43)	2,218	1.63	1.63	1.63	1.63	1.43	18
(7.48)	2,905	1.61	1.61	1.61	1.61	0.84	21
1.88	4,473	1.60	1.60	1.60	1.60	0.90	4

2.38	156,867	0.63	0.61	0.63	0.61	2.93	18
2.64	155,309	0.66	0.64	0.66	0.64	2.74	20
0.46	154,245	0.63	0.63	0.63	0.63	2.42	18
(6.46)	190,601	0.61	0.61	0.61	0.61	1.84	21
2.88	248,222	0.60	0.60	0.60	0.60	1.90	4

See Notes to Financial Statements.

53

Notes to Financial Statements

1.	General Information

Trust and Fund Information: Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund (“Minnesota Intermediate”), Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and Nuveen Oregon Intermediate Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), among others. The Trust was incorporated in the State of Maryland on August 20, 1987.

Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolio, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the “Board”) has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

Minnesota Intermediate	$22,885

Minnesota	42,452

Nebraska	8,240

Oregon Intermediate	25,912

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements (continued)

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Minnesota Intermediate	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$311,971,567	$–	$311,971,567
Short-Term Investments:
Municipal Bonds	–	1,700,000	–	1,700,000

Total	$–	$313,671,567	$–	$313,671,567

Minnesota	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$616,166,393	$–	$616,166,393
Short-Term Investments:
Municipal Bonds	–	24,945,000	–	24,945,000

Total	$–	$641,111,393	$–	$641,111,393

Nebraska	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$67,449,464	$–	$67,449,464

Total	$–	$67,449,464	$–	$67,449,464

Oregon Intermediate	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$181,821,307	$–	$181,821,307

Total	$–	$181,821,307	$–	$181,821,307

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.

4.	Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

Minnesota Intermediate	$45,605,742	$45,362,477

Minnesota	109,413,671	46,753,574

Nebraska	13,935,337	17,668,937

Oregon Intermediate	41,820,372	33,846,456

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 5/31/25		Year Ended 5/31/24
Minnesota Intermediate	Shares	Value	Shares	Value
Subscriptions:
Class A	1,600,908	$15,510,224	2,328,262	$22,465,347
Class A - automatic conversion of Class C	2,767	26,818	771	7,440
Class C	76,851	740,916	68,845	654,332
Class I	8,803,101	84,866,799	10,495,977	100,395,786
Total subscriptions	10,483,627	101,144,757	12,893,855	123,522,905
Reinvestments of distributions:
Class A	235,207	2,286,533	237,324	2,289,705
Class C	13,284	128,332	16,897	161,909
Class I	461,022	4,461,838	430,917	4,138,263
Total reinvestments of distributions	709,513	6,876,703	685,138	6,589,877
Redemptions:
Class A	(2,573,586)	(24,963,690)	(2,298,901)	(22,137,569)
Class C	(214,170)	(2,067,948)	(336,575)	(3,217,490)
Class C - automatic conversion to Class A	(2,785)	(26,818)	(776)	(7,440)
Class I	(8,468,018)	(81,696,479)	(12,593,914)	(120,631,353)
Total redemptions	(11,258,559)	(108,754,935)	(15,230,166)	(145,993,852)
Net increase (decrease)	(65,419)	$(733,475)	(1,651,173)	$(15,881,070)

	Year Ended 5/31/25		Year Ended 5/31/24
Minnesota	Shares	Value	Shares	Value
Subscriptions:
Class A	5,476,267	$58,648,675	4,709,617	$50,010,200
Class A - automatic conversion of Class C	13,697	148,102	2,704	27,891
Class C	159,618	1,714,512	242,951	2,593,198
Class I	15,242,368	163,278,584	17,406,199	184,921,962
Total subscriptions	20,891,950	223,789,873	22,361,471	237,553,251
Reinvestments of distributions:
Class A	689,133	7,399,967	632,041	6,712,317
Class C	28,763	308,811	35,529	376,856
Class I	1,126,807	12,079,900	897,129	9,521,132
Total reinvestments of distributions	1,844,703	19,788,678	1,564,699	16,610,305
Redemptions:
Class A	(5,196,283)	(55,681,843)	(4,562,203)	(48,218,143)
Class C	(404,573)	(4,352,928)	(696,881)	(7,402,095)
Class C - automatic conversion to Class A	(13,709)	(148,102)	(2,706)	(27,891)
Class I	(11,732,168)	(124,917,054)	(12,618,035)	(133,337,249)
Total redemptions	(17,346,733)	(185,099,927)	(17,879,825)	(188,985,378)
Net increase (decrease)	5,389,920	$58,478,624	6,046,345	$65,178,178

	Year Ended 5/31/25		Year Ended 5/31/24
Nebraska	Shares	Value	Shares	Value
Subscriptions:
Class A	367,099	$3,546,820	277,481	$2,686,518
Class C	21,436	209,728	10,038	98,930
Class I	910,467	8,919,564	1,366,474	13,289,205
Total subscriptions	1,299,002	12,676,112	1,653,993	16,074,653
Reinvestments of distributions:
Class A	99,189	966,534	96,720	936,783
Class C	2,120	20,642	2,492	24,104
Class I	101,922	994,600	97,276	942,596
Total reinvestments of distributions	203,231	1,981,776	196,488	1,903,483
Redemptions:
Class A	(802,949)	(7,853,102)	(1,218,369)	(11,787,797)
Class C	(38,946)	(380,932)	(114,203)	(1,101,721)
Class I	(902,800)	(8,797,957)	(3,312,435)	(31,320,899)
Total redemptions	(1,744,695)	(17,031,991)	(4,645,007)	(44,210,417)
Net increase (decrease)	(242,462)	$(2,374,103)	(2,794,526)	$(26,232,281)

	Year Ended 5/31/25		Year Ended 5/31/24
Oregon Intermediate	Shares	Value	Shares	Value
Subscriptions:
Class A	666,834	$6,492,254	568,714	$5,521,250
Class C	33,194	316,561	26,668	255,785
Class I	5,598,615	54,472,574	6,775,560	65,577,368
Total subscriptions	6,298,643	61,281,389	7,370,942	71,354,403
Reinvestments of distributions:
Class A	63,386	616,687	58,731	567,606
Class C	2,812	27,205	3,593	34,554
Class I	338,139	3,296,442	271,899	2,634,358
Total reinvestments of distributions	404,337	3,940,334	334,223	3,236,518
Redemptions:
Class A	(728,213)	(7,080,477)	(779,457)	(7,514,114)
Class C	(29,447)	(287,110)	(101,027)	(974,263)
Class I	(5,676,672)	(55,031,222)	(6,913,041)	(66,172,225)
Total redemptions	(6,434,332)	(62,398,809)	(7,793,525)	(74,660,602)
Net increase (decrease)	268,648	$2,822,914	(88,360)	$(69,681)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund’s net assets.

Notes to Financial Statements (continued)

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Minnesota Intermediate	$321,386,259	$673,588	$(8,388,280)	$(7,714,692)

Minnesota	670,677,943	1,562,683	(31,129,233)	(29,566,550)

Nebraska	71,031,658	62,729	(3,644,923)	(3,582,194)

Oregon Intermediate	185,358,995	375,209	(3,912,897)	(3,537,688)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

Minnesota Intermediate	$ 1,193,753	$2,862	$—	$(7,714,692)	$(18,255,163)	$—	$(878,581)	$(25,651,821)

Minnesota	1,742,666	463	—	(29,566,550)	(53,931,738)	—	(2,027,236)	(83,782,395)

Nebraska	376,978	1,730	—	(3,582,194)	(13,947,718)	—	(196,039)	(17,347,243)

Oregon Intermediate	665,351	—	—	(3,537,688)	(14,269,301)	—	(463,650)	(17,605,288)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2025 through May 31, 2025 and paid on June 2, 2025.

The tax character of distributions paid was as follows:

	5/31/25			5/31/24
Fund	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains

Minnesota Intermediate	$10,083,149	$384	$—	$10,175,018	$82	$—

Minnesota	23,361,289	6,537	—	19,799,067	5,247	—

Nebraska	2,274,900	—	—	2,135,340	—	—

Oregon Intermediate	5,577,219	—	—	4,814,605	—	—

[1]	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Minnesota Intermediate	$9,466,581	$8,788,582	$18,255,163

Minnesota	23,680,227	30,251,511	53,931,738

Nebraska	3,410,158	10,537,560	13,947,718

Oregon Intermediate	6,589,544	7,679,757	14,269,301

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Average Daily Net Assets	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee

Minnesota Intermediate	0.1570%

Minnesota	0.1570%

Nebraska	0.1570%

Oregon Intermediate	0.1570%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date

Nebraska	0.65%	July 31, 2027

Oregon Intermediate[1]	0.61%	July 31, 2027

1	Effective May 1, 2025.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by

Notes to Financial Statements (continued)

virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized Gain (Loss)

Minnesota Intermediate	$6,746,811	$7,556,464	$(337,029)

Minnesota	20,721,182	9,662,219	(608,711)

Nebraska	—	—	—

Oregon Intermediate	2,767,165	—	—

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)

Minnesota Intermediate	$91,707	$89,836

Minnesota	477,068	456,663

Nebraska	39,095	37,110

Oregon Intermediate	43,795	43,426

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances (Unaudited)

Minnesota Intermediate	$88,407

Minnesota	344,049

Nebraska	26,354

Oregon Intermediate	44,277

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

Minnesota Intermediate	$4,600

Minnesota	15,714

Nebraska	1,563

Oregon Intermediate	106

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)

Minnesota Intermediate	$2,222

Minnesota	29,929

Nebraska	536

Oregon Intermediate	—

9.	Borrowing Arrangements

Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

Minnesota Intermediate	$3,711,501

Minnesota	5,400,000

Nebraska	513,514

Oregon Intermediate	458,430

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

Minnesota Intermediate	5	$3,697,585	6.13%

Minnesota	11	3,661,609	5.80

Nebraska	5	318,408	6.13

Oregon Intermediate	2	428,628	5.78

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

Minnesota Intermediate	$—

Minnesota	—

Nebraska	—

Oregon Intermediate	—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors (all of whom are independent) by each Fund is reported as “Directors fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Minnesota Intermediate Municipal Bond Fund

Nuveen Minnesota Municipal Bond Fund

Nuveen Nebraska Municipal Bond Fund

Nuveen Oregon Intermediate Municipal Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Directors (the “Board” and each Director, a “Board Member”) of Nuveen Investment Funds, Inc. (the “Company”) approved, for each applicable series of the Company, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/ or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

2

providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen Minnesota Intermediate Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Minnesota Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and the third quartile of its Performance Peer Group for the five-year period ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Nebraska Municipal Bond Fund, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for such periods. The Board considered management’s commentary on the Fund’s performance, including the factors that impacted relative performance such as the differences in higher-quality credits available in Nebraska compared to other states. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board supported renewal of the Advisory Agreements.

•

For Nuveen Oregon Intermediate Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

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The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Minnesota Intermediate Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate and net total expense ratio each were above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median. The Board further considered that the Fund’s total net expenses were in-line with the median of other intermediate peers in the Expense Group.

•

For Nuveen Minnesota Municipal Bond Fund, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and net total expense ratio ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) and net total expense ratio essentially matched the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio each were slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Nebraska Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each slightly above (within 5 basis points) the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median. The Fund’s contractual management fee rate also matched the Expense Universe median, and the Fund’s actual management fee rate was below and net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Oregon Intermediate Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group and Expense Universe. Further, the Board considered that although the Fund’s actual management fee rate and net total expense ratio were each above the median of the Expense Group and Expense Universe, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median and Expense Universe median. The Board also considered management’s proposed temporary expense cap for the Fund.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline

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with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: August 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: August 6, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)